JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT C

Annual Report

To

Contract Owners

December 31, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account C (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)1

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)1

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)1

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)1

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)1

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)1

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 8, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	2,213	$66,548	$65,294	$1	$65,295	$-	$65,295	$65,295	$-	$65,295
AASCO	96,901	2,337,047	1,601,769	-	1,601,769	-	1,601,769	1,601,769	-	1,601,769
ALCAI2	89,159	7,297,488	6,973,987	-	6,973,987	-	6,973,987	6,973,987	-	6,973,987
ALCGI2	26,618	1,797,385	1,661,486	1	1,661,487	-	1,661,487	1,661,487	-	1,661,487
ALMGI2	45,284	1,027,810	763,036	-	763,036	-	763,036	763,036	-	763,036
SVDF	26,974	743,038	551,881	-	551,881	1	551,880	551,880	-	551,880
SVOF	37,694	934,955	979,675	2	979,677	-	979,677	979,677	-	979,677
ACVB	23,935	174,018	183,105	1	183,106	-	183,106	183,106	-	183,106
ACVI	43,028	465,724	455,241	-	455,241	-	455,241	455,241	-	455,241
ACVIG	22,781	205,881	174,733	-	174,733	-	174,733	174,733	-	174,733
ACVIP2	2,618	26,568	24,533	-	24,533	-	24,533	24,533	-	24,533
ACVLVI	2,257	39,588	40,063	-	40,063	-	40,063	40,063	-	40,063
ACVU1	9,035	210,928	231,743	1	231,744	-	231,744	231,744	-	231,744
ACVV	92,050	951,423	1,122,086	-	1,122,086	-	1,122,086	1,122,086	-	1,122,086
PIHYB2	1,973	17,904	16,139	-	16,139	-	16,139	16,139	-	16,139
PIVEI2	5,068	75,785	76,423	-	76,423	-	76,423	76,423	-	76,423
PIVF2	12,756	189,067	206,518	-	206,518	1	206,517	206,517	-	206,517
PIVMV2	4,480	54,584	49,464	-	49,464	-	49,464	49,464	-	49,464
PIVSI2	4,590	46,197	40,622	-	40,622	-	40,622	40,622	-	40,622
DSIF	159,955	8,155,465	11,049,662	1	11,049,663	-	11,049,663	11,021,679	27,984	11,049,663
DSRG	60,115	2,252,183	2,703,989	-	2,703,989	-	2,703,989	2,703,989	-	2,703,989
DVSCS	21,590	393,000	401,133	1	401,134	-	401,134	401,134	-	401,134
CLVGT2	14,694	286,518	355,302	-	355,302	-	355,302	355,302	-	355,302
FHIB	56,209	349,365	318,143	-	318,143	-	318,143	318,143	-	318,143
FVK2S	12,815	231,670	202,089	-	202,089	-	202,089	202,089	-	202,089
FVU2	13,003	129,592	117,283	-	117,283	1	117,282	117,282	-	117,282
GVR2XS	1,016	173,126	151,620	-	151,620	1	151,619	151,619	-	151,619
GVRUGM	1,320	1,320	1,320	-	1,320	1	1,319	1,319	-	1,319
RAF	62	1,589	1,068	1	1,069	-	1,069	1,069	-	1,069
RBF	1,385	129,170	114,789	1	114,790	-	114,790	114,790	-	114,790
RBKF	29	3,381	2,819	1	2,820	-	2,820	2,820	-	2,820
RBMF	1,271	101,272	129,029	1	129,030	-	129,030	129,030	-	129,030
RCPF	1,755	113,347	119,966	1	119,967	-	119,967	119,967	-	119,967
RELF	66	12,147	13,568	1	13,569	-	13,569	13,569	-	13,569
RENF	2,091	431,226	513,366	2	513,368	-	513,368	513,368	-	513,368
RESF	578	157,530	189,939	2	189,941	-	189,941	189,941	-	189,941
RFSF	139	12,501	13,287	-	13,287	-	13,287	13,287	-	13,287

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RHCF	1,846	126,716	149,794	-	149,794	2	149,792	149,792	-	149,792
RINF	19	1,614	1,650	-	1,650	2	1,648	1,648	-	1,648
RJNF	-	7	9	-	9	1	8	8	-	8
RLCE	54	5,751	7,081	-	7,081	1	7,080	7,080	-	7,080
RLCJ	63	4,802	4,953	2	4,955	-	4,955	4,955	-	4,955
RLF	2	185	188	-	188	1	187	187	-	187
RMED	228	45,514	47,060	-	47,060	-	47,060	47,060	-	47,060
RMEK	644	50,095	44,956	-	44,956	-	44,956	44,956	-	44,956
RNF	101	17,345	16,268	1	16,269	-	16,269	16,269	-	16,269
ROF	15,328	659,887	1,086,902	-	1,086,902	1	1,086,901	1,086,901	-	1,086,901
RPMF	9,964	410,731	376,125	-	376,125	-	376,125	376,125	-	376,125
RREF	314	11,998	11,406	-	11,406	-	11,406	11,406	-	11,406
RRF	1	109	134	-	134	-	134	134	-	134
RTEC	274	39,993	49,027	-	49,027	1	49,026	49,026	-	49,026
RTF	842	311,008	288,049	1	288,050	-	288,050	288,050	-	288,050
RTRF	2	147	138	-	138	-	138	138	-	138
RUF	14	517	428	-	428	-	428	428	-	428
RUGB	164	6,553	3,507	-	3,507	1	3,506	3,506	-	3,506
RUTL	1,829	55,720	57,920	-	57,920	-	57,920	57,920	-	57,920
RVARS	23	577	585	-	585	-	585	585	-	585
RVCMD	1,639	182,535	140,140	-	140,140	1	140,139	140,139	-	140,139
RVF	17,351	2,150,729	2,271,817	-	2,271,817	-	2,271,817	2,271,817	-	2,271,817
RVIDD	372	21,796	14,542	-	14,542	2	14,540	14,540	-	14,540
RVIMC	-	12	5	-	5	1	4	4	-	4
RVLCG	5,640	261,721	249,805	-	249,805	-	249,805	249,805	-	249,805
RVLCV	479	26,865	26,509	-	26,509	2	26,507	26,507	-	26,507
RVLDD	457	82,676	87,967	-	87,967	1	87,966	87,966	-	87,966
RVMCG	514	17,621	16,910	1	16,911	-	16,911	16,911	-	16,911
RVSCG	232	13,824	11,352	-	11,352	1	11,351	11,351	-	11,351
RVSDL	-	6	4	1	5	-	5	5	-	5
RVWDL	-	14	9	-	9	1	8	8	-	8
AVGI	3,040	96,136	89,056	-	89,056	1	89,055	89,055	-	89,055
AVHY1	28,701	147,769	134,610	-	134,610	-	134,610	103,306	31,304	134,610
IVDDI	5,456	132,590	132,265	-	132,265	-	132,265	132,265	-	132,265
IVGMMI	1,179,078	1,179,078	1,179,078	1	1,179,079	-	1,179,079	1,179,079	-	1,179,079
IVHS	2,404	63,144	62,286	-	62,286	-	62,286	62,286	-	62,286
IVMCC2	3,278	36,146	30,778	-	30,778	1	30,777	30,777	-	30,777

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVRE	40,385	650,218	564,582	1	564,583	-	564,583	564,583	-	564,583
IVT	8,919	176,660	165,001	-	165,001	2	164,999	164,999	-	164,999
JABIN	23,773	842,227	1,076,445	1	1,076,446	-	1,076,446	1,076,446	-	1,076,446
JAEI	79,779	5,483,417	6,104,698	-	6,104,698	1	6,104,697	6,104,697	-	6,104,697
JAFRIN	9,671	419,737	457,927	-	457,927	-	457,927	457,927	-	457,927
JAGRIN	100,354	3,848,190	6,131,637	-	6,131,637	-	6,131,637	6,131,637	-	6,131,637
JAIG	24,410	748,677	1,026,929	-	1,026,929	1	1,026,928	1,026,928	-	1,026,928
JARIN	133,264	4,578,012	6,016,873	1	6,016,874	-	6,016,874	5,988,398	28,476	6,016,874
JMCVIN	3,774	60,115	66,164	-	66,164	-	66,164	66,164	-	66,164
LZREMS	19,426	389,061	404,637	1	404,638	-	404,638	404,638	-	404,638
LZRIES	6,311	58,306	57,371	-	57,371	-	57,371	57,371	-	57,371
LZRUSM	35,788	536,136	483,136	2	483,138	-	483,138	483,138	-	483,138
LPVCAI	196	3,674	3,361	-	3,361	-	3,361	3,361	-	3,361
LPVCII	2,912	56,304	59,524	-	59,524	-	59,524	59,524	-	59,524
LVCLGI	5,433	149,857	210,077	-	210,077	-	210,077	210,077	-	210,077
SBVHY	7,743	54,126	46,613	-	46,613	1	46,612	46,612	-	46,612
LOVCDG	31,793	508,746	515,368	-	515,368	-	515,368	515,368	-	515,368
LOVGI	15,487	543,140	558,453	-	558,453	-	558,453	558,453	-	558,453
GVEXD	16,579	144,246	153,351	-	153,351	-	153,351	153,351	-	153,351
AMCG	71	1,506	1,898	1	1,899	-	1,899	1,899	-	1,899
AMRI	2,919	41,646	45,996	-	45,996	1	45,995	45,995	-	45,995
AMSRS	16,673	439,013	556,055	-	556,055	-	556,055	556,055	-	556,055
AMTB	20,960	225,786	202,051	2	202,053	-	202,053	202,053	-	202,053
NOVPDI	183,136	3,042,838	2,618,842	-	2,618,842	1	2,618,841	2,607,717	11,124	2,618,841
NOVPM	1,803,910	44,690,185	44,177,763	-	44,177,763	1	44,177,762	43,965,135	212,627	44,177,762
PMVAAA	3,241	33,660	29,327	-	29,327	-	29,327	29,327	-	29,327
PMVEBA	2,515	32,013	26,534	-	26,534	-	26,534	26,534	-	26,534
PMVFHA	448	4,831	4,402	-	4,402	1	4,401	4,401	-	4,401
PMVGBA	2,094	22,922	20,148	-	20,148	-	20,148	20,148	-	20,148
PMVHYA	5,914	45,873	42,462	-	42,462	-	42,462	42,462	-	42,462
PMVLDA	5,961	60,540	57,221	1	57,222	-	57,222	57,222	-	57,222
PMVLGA	24,673	299,788	196,149	-	196,149	-	196,149	196,149	-	196,149
PMVRRA	31,268	393,539	361,773	1	361,774	-	361,774	361,774	-	361,774
PMVRSA	3	28	18	-	18	-	18	18	-	18
PMVTRA	50,685	552,731	465,291	-	465,291	1	465,290	465,290	-	465,290
PVSTA	1,148	11,838	11,747	-	11,747	-	11,747	11,747	-	11,747
ROCMC	35,532	339,158	325,830	-	325,830	1	325,829	325,829	-	325,829

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ROCSC	34,767	285,120	333,420	-	333,420	-	333,420	333,420	-	333,420
TAVV	13,961	223,187	324,881	-	324,881	2	324,879	324,879	-	324,879
VWBF	1,768	14,277	13,469	-	13,469	1	13,468	13,468	-	13,468
VWEM	32,022	401,180	294,919	1	294,920	-	294,920	294,920	-	294,920
VWHA	5,086	128,426	135,233	-	135,233	-	135,233	135,233	-	135,233

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ALVGIA	AASCO	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	ACVB
Reinvested dividends	$1,064	-	-	-	-	-	-	3,323
Mortality and expense risk charges (note 2)	(788)	(15,012)	(61,301)	(15,128)	(7,213)	(5,244)	(8,750)	(1,715)

Net investment income (loss)	276	(15,012)	(61,301)	(15,128)	(7,213)	(5,244)	(8,750)	1,608

Realized gain (loss) on investments	(1,875)	(27,514)	(60,205)	(14,305)	7,939	(34,999)	1,358	646
Change in unrealized gain (loss) on investments	3,224	258,090	2,246,514	437,725	141,566	133,434	132,318	22,423

Net gain (loss) on investments	1,349	230,576	2,186,309	423,420	149,505	98,435	133,676	23,069

Reinvested capital gains	5,598	-	-	-	-	-	74,465	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,223	215,564	2,125,008	408,292	142,292	93,191	199,391	24,677

Investment Activity*:	ACVI	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	PIHYB2	PIVEI2
Reinvested dividends	$6,013	2,538	809	875	-	25,331	821	1,428
Mortality and expense risk charges (note 2)	(4,393)	(1,640)	(245)	(320)	(1,853)	(10,582)	(154)	(938)

Net investment income (loss)	1,620	898	564	555	(1,853)	14,749	667	490

Realized gain (loss) on investments	(960)	(1,171)	(84)	239	903	17,348	(305)	1,933
Change in unrealized gain (loss) on investments	47,143	12,605	116	(306)	52,632	(31,187)	1,105	(3,778)

Net gain (loss) on investments	46,183	11,434	32	(67)	53,535	(13,839)	800	(1,845)

Reinvested capital gains	-	-	-	717	12,270	82,381	-	7,534

Net increase (decrease) in contract owners’ equity resulting from operations	$47,803	12,332	596	1,205	63,952	83,291	1,467	6,179

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PIVF2	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2	FHIB
Reinvested dividends	$1,040	810	1,388	145,445	17,606	3,712	-	17,176
Mortality and expense risk charges (note 2)	(1,700)	(462)	(383)	(102,151)	(24,362)	(3,621)	(3,008)	(2,981)

Net investment income (loss)	(660)	348	1,005	43,294	(6,756)	91	(3,008)	14,195

Realized gain (loss) on investments	(6,511)	(2,287)	(47)	326,316	(389)	(4,100)	211	(3,119)
Change in unrealized gain (loss) on investments	43,706	1,554	1,671	1,512,781	225,291	37,053	93,386	22,089

Net gain (loss) on investments	37,195	(733)	1,624	1,839,097	224,902	32,953	93,597	18,970

Reinvested capital gains	6,965	5,454	-	373,391	282,716	19,378	16,462	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,500	5,069	2,629	2,255,782	500,862	52,422	107,051	33,165

Investment Activity*:	FVK2S	FVU2	GVR2XS	GVRUGM	RAF	RBF	RBKF	RBMF
Reinvested dividends	$-	2,015	132	76	8	-	27	-
Mortality and expense risk charges (note 2)	(2,050)	(1,092)	(1,311)	(21)	(12)	(1,123)	(25)	(1,239)

Net investment income (loss)	(2,050)	923	(1,179)	55	(4)	(1,123)	2	(1,239)

Realized gain (loss) on investments	(13,447)	(728)	682	-	(3)	(1,742)	(10)	1,716
Change in unrealized gain (loss) on investments	41,678	8,119	26,471	-	(483)	6,374	62	9,026

Net gain (loss) on investments	28,231	7,391	27,153	-	(486)	4,632	52	10,742

Reinvested capital gains	-	-	-	-	-	1,139	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,181	8,314	25,974	55	(490)	4,648	54	9,503

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RCPF	RELF	RENF	RESF	RFSF	RHCF	RINF	RLCE
Reinvested dividends	$1,697	-	20,388	-	-	-	-	22
Mortality and expense risk charges (note 2)	(1,273)	(125)	(5,034)	(1,824)	(160)	(1,369)	(9)	(69)

Net investment income (loss)	424	(125)	15,354	(1,824)	(160)	(1,369)	(9)	(47)

Realized gain (loss) on investments	202	(849)	4,802	135	339	279	(105)	266
Change in unrealized gain (loss) on investments	(6,697)	5,467	(15,991)	8,266	375	1,451	48	895

Net gain (loss) on investments	(6,495)	4,618	(11,189)	8,401	714	1,730	(57)	1,161

Reinvested capital gains	633	361	-	-	-	5,326	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,438)	4,854	4,165	6,577	554	5,687	(66)	1,114

Investment Activity*:	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF	RREF
Reinvested dividends	$2	-	-	-	-	-	1,305	215
Mortality and expense risk charges (note 2)	(49)	(4)	(425)	(396)	(144)	(9,163)	(4,065)	(136)

Net investment income (loss)	(47)	(4)	(425)	(396)	(144)	(9,163)	(2,760)	79

Realized gain (loss) on investments	(740)	(7)	(68)	162	(902)	8,002	(14,545)	154
Change in unrealized gain (loss) on investments	2,052	23	7,549	7,272	5,033	370,170	28,148	457

Net gain (loss) on investments	1,312	16	7,481	7,434	4,131	378,172	13,603	611

Reinvested capital gains	-	-	-	-	-	-	-	649

Net increase (decrease) in contract owners’ equity resulting from operations	$1,265	12	7,056	7,038	3,987	369,009	10,843	1,339

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RRF	RTEC	RTEL	RTF	RTRF	RUF	RUGB	RUTL
Reinvested dividends	$-	-	-	253	-	12	101	1,207
Mortality and expense risk charges (note 2)	(1)	(405)	(1)	(2,956)	(5)	(4)	(35)	(720)

Net investment income (loss)	(1)	(405)	(1)	(2,703)	(5)	8	66	487

Realized gain (loss) on investments	-	2,247	(5)	19,923	(279)	(1)	(125)	1,747
Change in unrealized gain (loss) on investments	19	12,450	-	81,371	4	(86)	(30)	(9,787)

Net gain (loss) on investments	19	14,697	(5)	101,294	(275)	(87)	(155)	(8,040)

Reinvested capital gains	-	729	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18	15,021	(6)	98,591	(280)	(79)	(89)	(7,553)

Investment Activity*:	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVLCG	RVLCV	RVLDD
Reinvested dividends	$16	15,434	-	34	-	-	389	306
Mortality and expense risk charges (note 2)	(7)	(1,507)	(15,283)	(173)	-	(2,373)	(258)	(945)

Net investment income (loss)	9	13,927	(15,283)	(139)	-	(2,373)	131	(639)

Realized gain (loss) on investments	26	(590)	(88,481)	(90)	-	(263)	(306)	(16,491)
Change in unrealized gain (loss) on investments	(17)	(24,287)	1,140,675	(3,199)	(1)	15,497	1,397	29,751

Net gain (loss) on investments	9	(24,877)	1,052,194	(3,289)	(1)	15,234	1,091	13,260

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18	(10,950)	1,036,911	(3,428)	(1)	12,861	1,222	12,621

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RVMCG	RVMCV	RVSCG	RVSCV	AVGI	AVHY1	IVDDI	IVGMMI
Reinvested dividends	$-	-	9	-	607	6,762	2,510	57,666
Mortality and expense risk charges (note 2)	(157)	(4)	(102)	(2)	(830)	(1,248)	(1,430)	(12,121)

Net investment income (loss)	(157)	(4)	(93)	(2)	(223)	5,514	1,080	45,545

Realized gain (loss) on investments	(38)	(53)	(38)	(90)	(851)	(998)	719	-
Change in unrealized gain (loss) on investments	2,219	(1)	1,728	-	15,866	6,509	(317)	-

Net gain (loss) on investments	2,181	(54)	1,690	(90)	15,015	5,511	402	-

Reinvested capital gains	-	-	-	-	1,959	-	10,339	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,024	(58)	1,597	(92)	16,751	11,025	11,821	45,545

Investment Activity*:	IVHS	IVMCC2	IVRE	IVT	JABIN	JAEI	JAFRIN	JAGRIN
Reinvested dividends	$-	11	8,170	-	21,142	9,277	788	52,837
Mortality and expense risk charges (note 2)	(600)	(285)	(5,375)	(1,381)	(9,880)	(57,485)	(4,046)	(56,667)

Net investment income (loss)	(600)	(274)	2,795	(1,381)	11,262	(48,208)	(3,258)	(3,830)

Realized gain (loss) on investments	(35)	(140)	(13,488)	(12,862)	26,293	36,447	2,866	190,025
Change in unrealized gain (loss) on investments	1,847	3,959	51,090	66,147	95,590	521,782	131,004	945,082

Net gain (loss) on investments	1,812	3,819	37,602	53,285	121,883	558,229	133,870	1,135,107

Reinvested capital gains	-	-	-	-	-	392,444	-	161,524

Net increase (decrease) in contract owners’ equity resulting from operations	$1,212	3,545	40,397	51,904	133,145	902,465	130,612	1,292,801

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	JAIG	JARIN	JMCVIN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII
Reinvested dividends	$15,137	7,500	719	18,122	698	-	9	1,190
Mortality and expense risk charges (note 2)	(9,931)	(52,223)	(644)	(3,781)	(510)	(4,498)	(71)	(549)

Net investment income (loss)	5,206	(44,723)	75	14,341	188	(4,498)	(62)	641

Realized gain (loss) on investments	10,047	89,072	474	(4,801)	27	(2,617)	(5,738)	148
Change in unrealized gain (loss) on investments	77,573	1,759,113	4,047	62,612	6,578	46,753	6,970	(1,880)

Net gain (loss) on investments	87,620	1,848,185	4,521	57,811	6,605	44,136	1,232	(1,732)

Reinvested capital gains	-	-	1,797	-	-	-	307	7,968

Net increase (decrease) in contract owners’ equity resulting from operations	$92,826	1,803,462	6,393	72,152	6,793	39,638	1,477	6,877

Investment Activity*:	LVCLGI	SBVHY	LOVCDG	LOVGI	GVEXD	AMCG	AMRI	AMSRS
Reinvested dividends	$-	2,487	4,012	5,022	1,958	-	450	1,704
Mortality and expense risk charges (note 2)	(1,784)	(466)	(4,851)	(5,177)	(492)	(64)	(429)	(4,938)

Net investment income (loss)	(1,784)	2,021	(839)	(155)	1,466	(64)	21	(3,234)

Realized gain (loss) on investments	2,050	(4,027)	4,360	1,414	445	(807)	879	2,424
Change in unrealized gain (loss) on investments	59,934	5,933	38,026	48,083	9,105	1,648	1,011	107,353

Net gain (loss) on investments	61,984	1,906	42,386	49,497	9,550	841	1,890	109,777

Reinvested capital gains	1,597	-	28,070	10,896	166	-	2,272	8,043

Net increase (decrease) in contract owners’ equity resulting from operations	$61,797	3,927	69,617	60,238	11,182	777	4,183	114,586

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMTB	NOVPDI	NOVPM	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA
Reinvested dividends	$8,999	45,378	-	839	1,401	108	469	2,290
Mortality and expense risk charges (note 2)	(1,963)	(26,485)	(325,292)	(280)	(246)	(41)	(209)	(404)

Net investment income (loss)	7,036	18,893	(325,292)	559	1,155	67	260	1,886

Realized gain (loss) on investments	(480)	(37,884)	1,032,709	(66)	(113)	(5)	(1,234)	(294)
Change in unrealized gain (loss) on investments	2,807	(58,955)	6,530,711	1,444	1,364	150	1,511	2,709

Net gain (loss) on investments	2,327	(96,839)	7,563,420	1,378	1,251	145	277	2,415

Reinvested capital gains	-	-	-	-	-	113	237	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,363	(77,946)	7,238,128	1,937	2,406	325	774	4,301

Investment Activity*:	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA	ROCMC	ROCSC
Reinvested dividends	$2,112	4,369	10,785	3	16,424	510	-	2,564
Mortality and expense risk charges (note 2)	(589)	(1,835)	(3,611)	-	(4,618)	(114)	(2,874)	(2,842)

Net investment income (loss)	1,523	2,534	7,174	3	11,806	396	(2,874)	(278)

Realized gain (loss) on investments	(688)	(1,227)	(2,545)	-	(15,077)	(5)	(2,227)	1,332
Change in unrealized gain (loss) on investments	1,369	4,084	4,597	(4)	25,348	151	53,394	38,298

Net gain (loss) on investments	681	2,857	2,052	(4)	10,271	146	51,167	39,630

Reinvested capital gains	-	-	-	-	-	-	-	26,628

Net increase (decrease) in contract owners’ equity resulting from operations	$2,204	5,391	9,226	(1)	22,077	542	48,293	65,980

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	TAVV	VWBF	VWEM	VWHA
Reinvested dividends	$7,296	526	10,098	3,825
Mortality and expense risk charges (note 2)	(3,126)	(124)	(2,815)	(1,385)

Net investment income (loss)	4,170	402	7,283	2,440

Realized gain (loss) on investments	10,424	(10)	(5,310)	2,129
Change in unrealized gain (loss) on investments	21,312	847	21,792	(10,943)

Net gain (loss) on investments	31,736	837	16,482	(8,814)

Reinvested capital gains	20,299	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$56,205	1,239	23,765	(6,374)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVGIA		AASCO		ALCAI2		ALCGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$276	391	(15,012)	(18,208)	(61,301)	(65,493)	(15,128)	(16,297)
Realized gain (loss) on investments	(1,875)	990	(27,514)	(100,711)	(60,205)	(3,684)	(14,305)	(57)
Change in unrealized gain (loss) on investments	3,224	(22,568)	258,090	(1,163,792)	2,246,514	(3,712,037)	437,725	(943,298)
Reinvested capital gains	5,598	15,695	-	265,115	-	482,971	-	74,974

Net increase (decrease) in contract owners’ equity resulting from operations	7,223	(5,492)	215,564	(1,017,596)	2,125,008	(3,298,243)	408,292	(884,678)

Equity transactions:
Purchase payments received from contract owners (note 4)	1	-	9,173	10,795	76,129	97,453	10,333	10,435
Transfers between funds	(18,432)	(2,898)	(10,698)	(189,550)	17,141	(159,397)	13,783	(6,210)
Redemptions (notes 2, 3, and 4)	(21,655)	(3,029)	(50,928)	(154,323)	(619,631)	(352,540)	(111,133)	(52,309)
Adjustments to maintain reserves	-	(2)	(2)	-	(4)	1	1	2

Net equity transactions	(40,086)	(5,929)	(52,455)	(333,078)	(526,365)	(414,483)	(87,016)	(48,082)

Net change in contract owners’ equity	(32,863)	(11,421)	163,109	(1,350,674)	1,598,643	(3,712,726)	321,276	(932,760)
Contract owners’ equity at beginning of period	98,158	109,579	1,438,660	2,789,334	5,375,344	9,088,070	1,340,211	2,272,971

Contract owners’ equity at end of period	$65,295	98,158	1,601,769	1,438,660	6,973,987	5,375,344	1,661,487	1,340,211

CHANGE IN UNITS:
Beginning units	26,600	28,167	321,702	382,779	347,866	369,621	248,661	256,136
Units purchased	26	86	3,407	2,108	7,048	6,640	9,251	6,580
Units redeemed	(10,673)	(1,653)	(14,557)	(63,185)	(36,433)	(28,395)	(23,223)	(14,055)

Ending units	15,953	26,600	310,552	321,702	318,481	347,866	234,689	248,661

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALMGI2		SVDF		SVOF		ACVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(7,213)	(7,693)	(5,244)	(6,110)	(8,750)	(8,633)	1,608	342
Realized gain (loss) on investments	7,939	11,635	(34,999)	(702)	1,358	2,539	646	(1,110)
Change in unrealized gain (loss) on investments	141,566	(420,473)	133,434	(545,345)	132,318	(385,611)	22,423	(69,008)
Reinvested capital gains	-	23,814	-	206,796	74,465	167,469	-	29,765

Net increase (decrease) in contract owners’ equity resulting from operations	142,292	(392,717)	93,191	(345,361)	199,391	(224,236)	24,677	(40,011)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,893	5,077	7,369	6,267	9,646	9,231	1,042	1,080
Transfers between funds	(18,568)	11,165	(2,290)	(24,449)	431	(2,707)	(7,175)	155
Redemptions (notes 2, 3, and 4)	(24,326)	(35,442)	(72,356)	(18,676)	(41,337)	(12,188)	(40)	(18,393)
Adjustments to maintain reserves	2	-	(1)	(2)	3	1	(2)	-

Net equity transactions	(39,999)	(19,200)	(67,278)	(36,860)	(31,257)	(5,663)	(6,175)	(17,158)

Net change in contract owners’ equity	102,293	(411,917)	25,913	(382,221)	168,134	(229,899)	18,502	(57,169)
Contract owners’ equity at beginning of period	660,743	1,072,660	525,967	908,188	811,543	1,041,442	164,604	221,773

Contract owners’ equity at end of period	$763,036	660,743	551,880	525,967	979,677	811,543	183,106	164,604

CHANGE IN UNITS:
Beginning units	107,087	110,030	12,729	13,524	106,500	107,158	6,935	7,654
Units purchased	2,187	3,723	319	156	1,455	1,932	65	80
Units redeemed	(7,868)	(6,666)	(1,820)	(951)	(5,304)	(2,590)	(306)	(799)

Ending units	101,406	107,087	11,228	12,729	102,651	106,500	6,694	6,935

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVI		ACVIG		ACVIP2		ACVLVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,620	2,245	898	1,330	564	1,089	555	238
Realized gain (loss) on investments	(960)	(2,585)	(1,171)	1,108	(84)	89	239	221
Change in unrealized gain (loss) on investments	47,143	(229,319)	12,605	(69,619)	116	(5,498)	(306)	(1,350)
Reinvested capital gains	-	72,557	-	40,897	-	151	717	774

Net increase (decrease) in contract owners’ equity resulting from operations	47,803	(157,102)	12,332	(26,284)	596	(4,169)	1,205	(117)

Equity transactions:
Purchase payments received from contract owners (note 4)	989	7,407	-	-	1	-	300	4,200
Transfers between funds	3,150	(31,726)	153	(1,713)	(42)	(154)	13,118	8,231
Redemptions (notes 2, 3, and 4)	(19,627)	(8,996)	(2,080)	(3,861)	(1,140)	(1,524)	-	(784)
Adjustments to maintain reserves	1	(1)	-	(1)	(1)	(1)	-	1

Net equity transactions	(15,487)	(33,316)	(1,927)	(5,575)	(1,182)	(1,679)	13,418	11,648

Net change in contract owners’ equity	32,316	(190,418)	10,405	(31,859)	(586)	(5,848)	14,623	11,531
Contract owners’ equity at beginning of period	422,925	613,343	164,328	196,187	25,119	30,967	25,440	13,909

Contract owners’ equity at end of period	$455,241	422,925	174,733	164,328	24,533	25,119	40,063	25,440

CHANGE IN UNITS:
Beginning units	156,990	169,610	48,186	49,703	1,721	1,826	1,202	649
Units purchased	2,794	2,605	44	1,090	-	-	658	590
Units redeemed	(8,166)	(15,225)	(601)	(2,607)	(79)	(105)	(20)	(37)

Ending units	151,618	156,990	47,629	48,186	1,642	1,721	1,840	1,202

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVU1		ACVV		PIHYB2		PIVEI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,853)	(1,887)	14,749	11,717	667	622	490	628
Realized gain (loss) on investments	903	2,666	17,348	109,066	(305)	(32)	1,933	(8,588)
Change in unrealized gain (loss) on investments	52,632	(103,083)	(31,187)	(215,447)	1,105	(2,792)	(3,778)	(17,704)
Reinvested capital gains	12,270	20,327	82,381	86,620	-	-	7,534	14,378

Net increase (decrease) in contract owners’ equity resulting from operations	63,952	(81,977)	83,291	(8,044)	1,467	(2,202)	6,179	(11,286)

Equity transactions:
Purchase payments received from contract owners (note 4)	299	4,200	16,643	17,210	2	-	3,536	3,690
Transfers between funds	22,701	(12,860)	(3,921)	50,599	-	-	(4,243)	(13,693)
Redemptions (notes 2, 3, and 4)	(1,354)	(8,140)	(25,147)	(159,475)	(1,008)	-	(40,155)	-
Adjustments to maintain reserves	1	-	-	1	2	-	1	-

Net equity transactions	21,647	(16,800)	(12,425)	(91,665)	(1,004)	-	(40,861)	(10,003)

Net change in contract owners’ equity	85,599	(98,777)	70,866	(99,709)	463	(2,202)	(34,682)	(21,289)
Contract owners’ equity at beginning of period	146,145	244,922	1,051,220	1,150,929	15,676	17,878	111,105	132,394

Contract owners’ equity at end of period	$231,744	146,145	1,122,086	1,051,220	16,139	15,676	76,423	111,105

CHANGE IN UNITS:
Beginning units	3,729	4,184	165,090	179,923	832	832	33,396	36,270
Units purchased	759	228	3,122	15,836	-	-	15,038	1,104
Units redeemed	(327)	(683)	(5,070)	(30,669)	(53)	-	(26,785)	(3,978)

Ending units	4,161	3,729	163,142	165,090	779	832	21,649	33,396

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PIVF2		PIVMV2		PIVSI2		DSIF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(660)	(1,040)	348	177	1,005	1,006	43,294	35,211
Realized gain (loss) on investments	(6,511)	1,407	(2,287)	(831)	(47)	(3,573)	326,316	325,156
Change in unrealized gain (loss) on investments	43,706	(68,964)	1,554	(20,879)	1,671	(8,032)	1,512,781	(3,511,913)
Reinvested capital gains	6,965	27,169	5,454	18,377	-	2,405	373,391	876,328

Net increase (decrease) in contract owners’ equity resulting from operations	43,500	(41,428)	5,069	(3,156)	2,629	(8,194)	2,255,782	(2,275,218)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	117	2,290	2,160	1,067	4,149	17,108	19,589
Transfers between funds	20,360	(4,584)	(2,773)	(1,257)	-	(27,451)	(145,092)	321,040
Redemptions (notes 2, 3, and 4)	(15,806)	(9,145)	-	-	-	-	(517,304)	(489,179)
Adjustments to maintain reserves	2	-	2	-	3	-	(2)	(1)

Net equity transactions	4,555	(13,612)	(481)	903	1,070	(23,302)	(645,290)	(148,551)

Net change in contract owners’ equity	48,055	(55,040)	4,588	(2,253)	3,699	(31,496)	1,610,492	(2,423,769)
Contract owners’ equity at beginning of period	158,462	213,502	44,876	47,129	36,923	68,419	9,439,171	11,862,940

Contract owners’ equity at end of period	$206,517	158,462	49,464	44,876	40,622	36,923	11,049,663	9,439,171

CHANGE IN UNITS:
Beginning units	48,896	52,390	1,683	1,647	2,376	3,799	1,102,701	1,120,448
Units purchased	6,402	34	83	81	102	252	7,346	59,202
Units redeemed	(5,242)	(3,528)	(96)	(45)	(35)	(1,675)	(74,612)	(76,949)

Ending units	50,056	48,896	1,670	1,683	2,443	2,376	1,035,435	1,102,701

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSRG		DVSCS		CLVGT2		FHIB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(6,756)	(11,874)	91	(300)	(3,008)	(2,823)	14,195	13,889
Realized gain (loss) on investments	(389)	40,202	(4,100)	(1,770)	211	552	(3,119)	(2,618)
Change in unrealized gain (loss) on investments	225,291	(996,785)	37,053	(125,292)	93,386	(189,665)	22,089	(54,254)
Reinvested capital gains	282,716	193,430	19,378	47,259	16,462	73,409	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	500,862	(775,027)	52,422	(80,103)	107,051	(118,527)	33,165	(42,983)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,260	7,577	2,364	4,788	55	689	1,065	2,449
Transfers between funds	233	(65,261)	(62,088)	71,843	1,980	671	132	(1,854)
Redemptions (notes 2, 3, and 4)	(42,936)	(269,084)	(4,110)	(24,937)	(135)	(124)	(8,533)	(5,280)
Adjustments to maintain reserves	(5)	(2)	1	-	5	(4)	2	-

Net equity transactions	(37,448)	(326,770)	(63,833)	51,694	1,905	1,232	(7,334)	(4,685)

Net change in contract owners’ equity	463,414	(1,101,797)	(11,411)	(28,409)	108,956	(117,295)	25,831	(47,668)
Contract owners’ equity at beginning of period	2,240,575	3,342,372	412,545	440,954	246,346	363,641	292,312	339,980

Contract owners’ equity at end of period	$2,703,989	2,240,575	401,134	412,545	355,302	246,346	318,143	292,312

CHANGE IN UNITS:
Beginning units	356,920	406,572	11,171	9,854	68,462	68,153	79,222	80,480
Units purchased	910	9,278	285	1,962	1,563	537	1,333	678
Units redeemed	(6,472)	(58,930)	(1,948)	(645)	(1,183)	(228)	(3,292)	(1,936)

Ending units	351,358	356,920	9,508	11,171	68,842	68,462	77,263	79,222

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVK2S		FVU2		GVR2XS		GVRUGM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,050)	(2,377)	923	964	(1,179)	(1,428)	55	(12)
Realized gain (loss) on investments	(13,447)	(6,918)	(728)	4,066	682	824	-	-
Change in unrealized gain (loss) on investments	41,678	(125,263)	8,119	(51,763)	26,471	(85,056)	-	-
Reinvested capital gains	-	32,958	-	26,697	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,181	(101,600)	8,314	(20,036)	25,974	(85,660)	55	(12)

Equity transactions:
Purchase payments received from contract owners (note 4)	862	713	6,808	4,863	(1)	-	-	(2)
Transfers between funds	(1,211)	(8,968)	-	(3,538)	(68)	16,629	-	-
Redemptions (notes 2, 3, and 4)	(36,264)	(6,589)	(4,263)	(20,855)	(488)	(705)	(2,194)	(679)
Adjustments to maintain reserves	1	-	-	-	2	1	(1)	1

Net equity transactions	(36,612)	(14,844)	2,545	(19,530)	(555)	15,925	(2,195)	(680)

Net change in contract owners’ equity	(10,431)	(116,444)	10,859	(39,566)	25,419	(69,735)	(2,140)	(692)
Contract owners’ equity at beginning of period	212,520	328,964	106,423	145,989	126,200	195,935	3,459	4,151

Contract owners’ equity at end of period	$202,089	212,520	117,282	106,423	151,619	126,200	1,319	3,459

CHANGE IN UNITS:
Beginning units	8,076	8,632	32,487	38,053	8,530	7,472	3,695	4,422
Units purchased	38	62	2,328	1,417	37	1,119	-	-
Units redeemed	(1,361)	(618)	(1,543)	(6,983)	(83)	(61)	(2,322)	(727)

Ending units	6,753	8,076	33,272	32,487	8,484	8,530	1,373	3,695

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RAF		RBF		RBKF		RBMF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(4)	(71)	(1,123)	(1,227)	2	18	(1,239)	(554)
Realized gain (loss) on investments	(3)	(2,879)	(1,742)	110	(10)	(4)	1,716	1,515
Change in unrealized gain (loss) on investments	(483)	(37)	6,374	(28,923)	62	(614)	9,026	(17,816)
Reinvested capital gains	-	-	1,139	9,340	-	-	-	2,425

Net increase (decrease) in contract owners’ equity resulting from operations	(490)	(2,987)	4,648	(20,700)	54	(600)	9,503	(14,430)

Equity transactions:
Purchase payments received from contract owners (note 4)	99	20	57	1,660	(10)	2	2,951	2,438
Transfers between funds	-	4,550	(11,902)	(37)	-	-	(476)	(116)
Redemptions (notes 2, 3, and 4)	-	(122)	(1,564)	(4,949)	-	-	(4,688)	(4,298)
Adjustments to maintain reserves	-	(1)	3	1	10	(2)	2	(1)

Net equity transactions	99	4,447	(13,406)	(3,325)	-	-	(2,211)	(1,977)

Net change in contract owners’ equity	(391)	1,460	(8,758)	(24,025)	54	(600)	7,292	(16,407)
Contract owners’ equity at beginning of period	1,460	-	123,548	147,573	2,766	3,366	121,738	138,145

Contract owners’ equity at end of period	$1,069	1,460	114,790	123,548	2,820	2,766	129,030	121,738

CHANGE IN UNITS:
Beginning units	2,982	-	2,956	3,030	305	305	3,980	4,040
Units purchased	254	192,069	1	42	-	-	118	99
Units redeemed	-	(189,087)	(329)	(116)	-	-	(188)	(159)

Ending units	3,236	2,982	2,628	2,956	305	305	3,910	3,980

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RCPF		RELF		RENF		RESF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$424	(391)	(125)	(230)	15,354	1,274	(1,824)	(1,685)
Realized gain (loss) on investments	202	157	(849)	(2,773)	4,802	15,923	135	(1,193)
Change in unrealized gain (loss) on investments	(6,697)	(10,109)	5,467	(9,221)	(15,991)	114,060	8,266	39,571
Reinvested capital gains	633	7,703	361	729	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,438)	(2,640)	4,854	(11,495)	4,165	131,257	6,577	36,693

Equity transactions:
Purchase payments received from contract owners (note 4)	149	150	192	718	10,917	9,728	6,615	11,616
Transfers between funds	(4,327)	(961)	(1,713)	(8,717)	(5,088)	233,140	1,503	31,480
Redemptions (notes 2, 3, and 4)	(6,139)	(341)	(1,011)	(20)	(3,502)	(8,146)	(15)	(24,393)
Adjustments to maintain reserves	1	(1)	(2)	3	3	(3)	3	(1)

Net equity transactions	(10,316)	(1,153)	(2,534)	(8,016)	2,330	234,719	8,106	18,702

Net change in contract owners’ equity	(15,754)	(3,793)	2,320	(19,511)	6,495	365,976	14,683	55,395
Contract owners’ equity at beginning of period	135,721	139,514	11,249	30,760	506,873	140,897	175,258	119,863

Contract owners’ equity at end of period	$119,967	135,721	13,569	11,249	513,368	506,873	189,941	175,258

CHANGE IN UNITS:
Beginning units	3,950	3,983	320	583	27,982	11,420	28,423	27,438
Units purchased	5	6	259	499	1,581	23,939	1,666	30,831
Units redeemed	(308)	(39)	(327)	(762)	(1,392)	(7,377)	(298)	(29,846)

Ending units	3,647	3,950	252	320	28,171	27,982	29,791	28,423

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RFSF		RHCF		RINF		RJNF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(160)	(110)	(1,369)	(1,338)	(9)	(4)	-	(3)
Realized gain (loss) on investments	339	836	279	1,594	(105)	(1,209)	-	(152)
Change in unrealized gain (loss) on investments	375	(8,558)	1,451	(27,081)	48	550	-	4
Reinvested capital gains	-	2,054	5,326	7,249	-	6	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	554	(5,778)	5,687	(19,576)	(66)	(657)	-	(151)

Equity transactions:
Purchase payments received from contract owners (note 4)	5	-	5,146	4,611	63	60	-	-
Transfers between funds	(11,147)	(2,051)	4,842	(4,196)	1,610	(1,883)	-	154
Redemptions (notes 2, 3, and 4)	(20)	(20)	-	(15)	-	-	-	-
Adjustments to maintain reserves	(4)	1	(2)	-	(3)	(1)	-	-

Net equity transactions	(11,166)	(2,070)	9,986	400	1,670	(1,824)	-	154

Net change in contract owners’ equity	(10,612)	(7,848)	15,673	(19,176)	1,604	(2,481)	-	3
Contract owners’ equity at beginning of period	23,899	31,747	134,119	153,295	44	2,525	8	5

Contract owners’ equity at end of period	$13,287	23,899	149,792	134,119	1,648	44	8	8

CHANGE IN UNITS:
Beginning units	1,491	1,606	3,335	3,321	1	44	29	29
Units purchased	-	-	247	120	200	2	-	28,103
Units redeemed	(756)	(115)	-	(106)	(165)	(45)	-	(28,103)

Ending units	735	1,491	3,582	3,335	36	1	29	29

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RLCE		RLCJ		RLF		RMED
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(47)	(58)	(47)	(44)	(4)	(1)	(425)	(436)
Realized gain (loss) on investments	266	4	(740)	(8)	(7)	-	(68)	(7)
Change in unrealized gain (loss) on investments	895	(910)	2,052	(2,820)	23	(60)	7,549	(15,303)
Reinvested capital gains	-	-	-	-	-	-	-	2,766

Net increase (decrease) in contract owners’ equity resulting from operations	1,114	(964)	1,265	(2,872)	12	(61)	7,056	(12,980)

Equity transactions:
Purchase payments received from contract owners (note 4)	1	2	(7)	2	4	-	9	(4)
Transfers between funds	12	-	(32)	-	21	-	(34)	97
Redemptions (notes 2, 3, and 4)	-	-	-	-	-	-	(681)	(719)
Adjustments to maintain reserves	(2)	(2)	7	(2)	(5)	1	(9)	4

Net equity transactions	11	-	(32)	-	20	1	(715)	(622)

Net change in contract owners’ equity	1,125	(964)	1,233	(2,872)	32	(60)	6,341	(13,602)
Contract owners’ equity at beginning of period	5,955	6,919	3,722	6,594	155	215	40,719	54,321

Contract owners’ equity at end of period	$7,080	5,955	4,955	3,722	187	155	47,060	40,719

CHANGE IN UNITS:
Beginning units	511	511	263	263	6	6	6,003	6,089
Units purchased	101	-	269	-	33	-	49	23
Units redeemed	(101)	-	(269)	-	(33)	-	(155)	(109)

Ending units	511	511	263	263	6	6	5,897	6,003

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RMEK		RNF		ROF		RPMF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(396)	(432)	(144)	(96)	(9,163)	(8,607)	(2,760)	(2,169)
Realized gain (loss) on investments	162	87	(902)	(799)	8,002	32,488	(14,545)	(6,472)
Change in unrealized gain (loss) on investments	7,272	(19,322)	5,033	(8,066)	370,170	(444,232)	28,148	(50,500)
Reinvested capital gains	-	-	-	1,688	-	29,631	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,038	(19,667)	3,987	(7,273)	369,009	(390,720)	10,843	(59,141)

Equity transactions:
Purchase payments received from contract owners (note 4)	2	-	2	(2)	3,195	3,484	(2)	249
Transfers between funds	(104)	149	115	(1,822)	2,709	(59,468)	38	17,475
Redemptions (notes 2, 3, and 4)	-	-	-	-	(184)	(165)	(40,307)	(5,189)
Adjustments to maintain reserves	(2)	-	(1)	2	(4)	(1)	4	(1)

Net equity transactions	(104)	149	116	(1,822)	5,716	(56,150)	(40,267)	12,534

Net change in contract owners’ equity	6,934	(19,518)	4,103	(9,095)	374,725	(446,870)	(29,424)	(46,607)
Contract owners’ equity at beginning of period	38,022	57,540	12,166	21,261	712,176	1,159,046	405,549	452,156

Contract owners’ equity at end of period	$44,956	38,022	16,269	12,166	1,086,901	712,176	376,125	405,549

CHANGE IN UNITS:
Beginning units	8,472	8,446	275	331	9,867	10,470	34,570	33,930
Units purchased	95	51	74	137	165	193	53	1,968
Units redeemed	(121)	(25)	(74)	(193)	(106)	(796)	(3,433)	(1,328)

Ending units	8,446	8,472	275	275	9,926	9,867	31,190	34,570

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RREF		RRF		RTEC		RTEL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$79	7	(1)	(1)	(405)	(371)	(1)	-
Realized gain (loss) on investments	154	984	-	1	2,247	112	(5)	-
Change in unrealized gain (loss) on investments	457	(10,240)	19	(46)	12,450	(20,965)	-	-
Reinvested capital gains	649	1,380	-	3	729	2,717	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,339	(7,869)	18	(43)	15,021	(18,507)	(6)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	511	1,140	2	(2)	2	2	-	-
Transfers between funds	(6,139)	(4,600)	-	-	2,346	65	6	-
Redemptions (notes 2, 3, and 4)	-	(4,095)	-	-	(20)	(20)	-	-
Adjustments to maintain reserves	1	-	(2)	1	(3)	(2)	-	-

Net equity transactions	(5,627)	(7,555)	-	(1)	2,325	45	6	-

Net change in contract owners’ equity	(4,288)	(15,424)	18	(44)	17,346	(18,462)	-	-
Contract owners’ equity at beginning of period	15,694	31,118	116	160	31,680	50,142	-	-

Contract owners’ equity at end of period	$11,406	15,694	134	116	49,026	31,680	-	-

CHANGE IN UNITS:
Beginning units	735	1,048	4	4	883	882	-	-
Units purchased	24	47	-	-	207	2	36	-
Units redeemed	(270)	(360)	-	-	(163)	(1)	(36)	-

Ending units	489	735	4	4	927	883	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RTF		RTRF		RUF		RUGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,703)	(3,609)	(5)	(1)	8	(5)	66	44
Realized gain (loss) on investments	19,923	21,106	(279)	-	(1)	(953)	(125)	(7,473)
Change in unrealized gain (loss) on investments	81,371	(288,486)	4	(77)	(86)	994	(30)	308
Reinvested capital gains	-	69,671	-	16	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	98,591	(201,318)	(280)	(62)	(79)	36	(89)	(7,121)

Equity transactions:
Purchase payments received from contract owners (note 4)	(4)	(2)	(1)	(2)	7	(2)	2	195
Transfers between funds	(53,197)	126,377	307	-	-	32	176	142
Redemptions (notes 2, 3, and 4)	(50,508)	(13,207)	-	-	-	-	-	(12,660)
Adjustments to maintain reserves	4	3	-	2	(8)	2	(1)	-

Net equity transactions	(103,705)	113,171	306	-	(1)	32	177	(12,323)

Net change in contract owners’ equity	(5,114)	(88,147)	26	(62)	(80)	68	88	(19,444)
Contract owners’ equity at beginning of period	293,164	381,311	112	174	508	440	3,418	22,862

Contract owners’ equity at end of period	$288,050	293,164	138	112	428	508	3,506	3,418

CHANGE IN UNITS:
Beginning units	5,824	4,517	4	4	6,281	6,281	2,559	10,024
Units purchased	243	1,844	125	-	-	10,271	188	7,828
Units redeemed	(2,082)	(537)	(125)	-	-	(10,271)	(69)	(15,293)

Ending units	3,985	5,824	4	4	6,281	6,281	2,678	2,559

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RUTL		RVARS		RVCMD		RVF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$487	(45)	9	-	13,927	8,948	(15,283)	(15,271)
Realized gain (loss) on investments	1,747	196	26	2	(590)	10,913	(88,481)	(35,147)
Change in unrealized gain (loss) on investments	(9,787)	(1,571)	(17)	(40)	(24,287)	(19,203)	1,140,675	(1,953,615)
Reinvested capital gains	-	555	-	6	-	-	-	235,411

Net increase (decrease) in contract owners’ equity resulting from operations	(7,553)	(865)	18	(32)	(10,950)	658	1,036,911	(1,768,622)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,061	2,059	(1)	2	1	-	424	561
Transfers between funds	(16,106)	13,408	(375)	382	198	155,050	423,927	(255,797)
Redemptions (notes 2, 3, and 4)	(30)	(45)	-	-	(6,294)	(9,374)	(65,652)	(50,746)
Adjustments to maintain reserves	2	-	2	(3)	-	-	1	(1)

Net equity transactions	(13,073)	15,422	(374)	381	(6,095)	145,676	358,700	(305,983)

Net change in contract owners’ equity	(20,626)	14,557	(356)	349	(17,045)	146,334	1,395,611	(2,074,605)
Contract owners’ equity at beginning of period	78,546	63,989	941	592	157,184	10,850	876,206	2,950,811

Contract owners’ equity at end of period	$57,920	78,546	585	941	140,139	157,184	2,271,817	876,206

CHANGE IN UNITS:
Beginning units	2,362	1,925	93	56	50,258	4,221	6,353	8,252
Units purchased	99	438	-	37	390	71,566	2,204	1,833
Units redeemed	(567)	(1)	(37)	-	(2,379)	(25,529)	(859)	(3,732)

Ending units	1,894	2,362	56	93	48,269	50,258	7,698	6,353

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVIDD		RVIMC		RVISC		RVLCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(139)	(195)	-	-	-	-	(2,373)	(2,606)
Realized gain (loss) on investments	(90)	(304)	-	-	-	(48)	(263)	1,813
Change in unrealized gain (loss) on investments	(3,199)	1,145	(1)	-	-	-	15,497	(140,769)
Reinvested capital gains	-	-	-	-	-	-	-	43,235

Net increase (decrease) in contract owners’ equity resulting from operations	(3,428)	646	(1)	-	-	(48)	12,861	(98,327)

Equity transactions:
Purchase payments received from contract owners (note 4)	2	-	1	-	-	-	-	1,058
Transfers between funds	-	118	-	-	-	49	1,844	(1,899)
Redemptions (notes 2, 3, and 4)	(20)	(20)	-	-	-	-	(2,977)	(3,308)
Adjustments to maintain reserves	(3)	-	(1)	-	-	(1)	-	-

Net equity transactions	(21)	98	-	-	-	48	(1,133)	(4,149)

Net change in contract owners’ equity	(3,449)	744	(1)	-	-	-	11,728	(102,476)
Contract owners’ equity at beginning of period	17,989	17,245	5	5	-	-	238,077	340,553

Contract owners’ equity at end of period	$14,540	17,989	4	5	-	-	249,805	238,077

CHANGE IN UNITS:
Beginning units	234,687	234,015	6	6	-	-	6,814	6,914
Units purchased	-	11,211	-	-	-	1,064	66	111
Units redeemed	(278)	(10,539)	-	-	-	(1,064)	(98)	(211)

Ending units	234,409	234,687	6	6	-	-	6,782	6,814

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVLCV		RVLDD		RVMCG		RVMCV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$131	(21)	(639)	(1,024)	(157)	(161)	(4)	(1)
Realized gain (loss) on investments	(306)	774	(16,491)	(1,219)	(38)	(60)	(53)	-
Change in unrealized gain (loss) on investments	1,397	(4,509)	29,751	(29,665)	2,219	(7,570)	(1)	1
Reinvested capital gains	-	2,876	-	5,144	-	3,159	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,222	(880)	12,621	(26,764)	2,024	(4,632)	(58)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1	2,179	(2)	280	(2)	120	-	-
Transfers between funds	(407)	(7,227)	(21,695)	75,150	(162)	165	(488)	546
Redemptions (notes 2, 3, and 4)	(1,819)	(1,884)	(790)	(1,345)	-	(342)	-	-
Adjustments to maintain reserves	(2)	(1)	2	-	1	(1)	1	(1)

Net equity transactions	(2,227)	(6,933)	(22,485)	74,085	(163)	(58)	(487)	545

Net change in contract owners’ equity	(1,005)	(7,813)	(9,864)	47,321	1,861	(4,690)	(545)	545
Contract owners’ equity at beginning of period	27,512	35,325	97,830	50,509	15,050	19,740	545	-

Contract owners’ equity at end of period	$26,507	27,512	87,966	97,830	16,911	15,050	-	545

CHANGE IN UNITS:
Beginning units	938	1,161	1,723	700	469	472	17	-
Units purchased	19	112	509	1,231	-	8	29	17
Units redeemed	(99)	(335)	(965)	(208)	(5)	(11)	(46)	-

Ending units	858	938	1,267	1,723	464	469	-	17

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVSCG		RVSCV		RVSDL		RVWDL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(93)	(111)	(2)	-	-	(1)	-	-
Realized gain (loss) on investments	(38)	(69)	(90)	-	-	(74)	-	-
Change in unrealized gain (loss) on investments	1,728	(6,171)	-	-	-	(1)	-	(2)
Reinvested capital gains	-	1,932	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,597	(4,419)	(92)	-	-	(76)	-	(2)

Equity transactions:
Purchase payments received from contract owners (note 4)	3	120	-	-	-	-	1	-
Transfers between funds	(61)	65	92	-	-	77	-	-
Redemptions (notes 2, 3, and 4)	-	(325)	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	1	-	-	-	-	(1)	1

Net equity transactions	(61)	(139)	92	-	-	77	-	1

Net change in contract owners’ equity	1,536	(4,558)	-	-	-	1	-	(1)
Contract owners’ equity at beginning of period	9,815	14,373	-	-	5	4	8	9

Contract owners’ equity at end of period	$11,351	9,815	-	-	5	5	8	8

CHANGE IN UNITS:
Beginning units	367	373	-	-	1	1	2	2
Units purchased	-	6	35	-	-	256	-	-
Units redeemed	(2)	(12)	(35)	-	-	(256)	-	-

Ending units	365	367	-	-	1	1	2	2

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AVGI		AVHY1		IVDDI		IVGMMI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(223)	(69)	5,514	4,672	1,080	1,484	45,545	5,213
Realized gain (loss) on investments	(851)	(1,367)	(998)	(596)	719	830	-	-
Change in unrealized gain (loss) on investments	15,866	(33,486)	6,509	(15,943)	(317)	(27,084)	-	-
Reinvested capital gains	1,959	13,330	-	-	10,339	20,583	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,751	(21,592)	11,025	(11,867)	11,821	(4,187)	45,545	5,213

Equity transactions:
Purchase payments received from contract owners (note 4)	1	-	5,918	2,555	5,441	6,881	18,467	9,317
Transfers between funds	-	-	2,597	29,892	(40,198)	(6,522)	22,371	93,760
Redemptions (notes 2, 3, and 4)	(4,414)	(4,233)	(4,100)	(4,206)	(20)	(11,395)	(131,629)	(311,946)
Adjustments to maintain reserves	(2)	1	(1)	1	1	(1)	-	1

Net equity transactions	(4,415)	(4,232)	4,414	28,242	(34,776)	(11,037)	(90,791)	(208,868)

Net change in contract owners’ equity	12,336	(25,824)	15,439	16,375	(22,955)	(15,224)	(45,246)	(203,655)
Contract owners’ equity at beginning of period	76,719	102,543	119,171	102,796	155,220	170,444	1,224,325	1,427,980

Contract owners’ equity at end of period	$89,055	76,719	134,610	119,171	132,265	155,220	1,179,079	1,224,325

CHANGE IN UNITS:
Beginning units	3,084	3,242	4,095	2,617	6,256	6,688	128,423	149,986
Units purchased	-	-	393	1,485	217	279	4,635	22,602
Units redeemed	(153)	(158)	(4)	(7)	(1,535)	(711)	(13,932)	(44,165)

Ending units	2,931	3,084	4,484	4,095	4,938	6,256	119,126	128,423

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVHS		IVMCC2		IVRE		IVT
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(600)	(604)	(274)	(261)	2,795	11,506	(1,381)	(1,385)
Realized gain (loss) on investments	(35)	38	(140)	(57)	(13,488)	(1,407)	(12,862)	246
Change in unrealized gain (loss) on investments	1,847	(17,975)	3,959	(10,822)	51,090	(193,199)	66,147	(128,793)
Reinvested capital gains	-	8,451	-	6,212	-	-	-	52,526

Net increase (decrease) in contract owners’ equity resulting from operations	1,212	(10,090)	3,545	(4,928)	40,397	(183,100)	51,904	(77,406)

Equity transactions:
Purchase payments received from contract owners (note 4)	118	180	-	-	17,166	17,400	59	60
Transfers between funds	(276)	75	-	-	(8,639)	(4,648)	18,160	5,530
Redemptions (notes 2, 3, and 4)	(30)	(65)	(15)	(15)	(16,118)	(15,789)	(18,710)	(114)
Adjustments to maintain reserves	2	1	-	1	-	1	-	2

Net equity transactions	(186)	191	(15)	(14)	(7,591)	(3,036)	(491)	5,478

Net change in contract owners’ equity	1,026	(9,899)	3,530	(4,942)	32,806	(186,136)	51,413	(71,928)
Contract owners’ equity at beginning of period	61,260	71,159	27,247	32,189	531,777	717,913	113,586	185,514

Contract owners’ equity at end of period	$62,286	61,260	30,777	27,247	564,583	531,777	164,999	113,586

CHANGE IN UNITS:
Beginning units	17,444	17,390	7,822	7,826	159,253	159,781	64,963	63,080
Units purchased	34	73	-	-	6,011	5,733	9,663	2,941
Units redeemed	(90)	(19)	(4)	(4)	(8,661)	(6,261)	(9,762)	(1,058)

Ending units	17,388	17,444	7,818	7,822	156,603	159,253	64,864	64,963

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JABIN		JAEI		JAFRIN		JAGRIN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$11,262	2,599	(48,208)	(45,961)	(3,258)	(3,286)	(3,830)	2,190
Realized gain (loss) on investments	26,293	4,308	36,447	80,333	2,866	318	190,025	158,969
Change in unrealized gain (loss) on investments	95,590	(241,158)	521,782	(2,106,062)	131,004	(247,743)	945,082	(2,198,587)
Reinvested capital gains	-	32,109	392,444	936,399	-	61,880	161,524	631,719

Net increase (decrease) in contract owners’ equity resulting from operations	133,145	(202,142)	902,465	(1,135,291)	130,612	(188,831)	1,292,801	(1,405,709)

Equity transactions:
Purchase payments received from contract owners (note 4)	12,026	14,841	21,544	29,370	(1)	150	18,036	23,912
Transfers between funds	50,006	155	6,931	(139,721)	22,139	(22,556)	(17,795)	(145,711)
Redemptions (notes 2, 3, and 4)	(96,415)	(7,168)	(282,956)	(89,896)	(36,632)	(2,735)	(385,970)	(280,676)
Adjustments to maintain reserves	2	(1)	(1)	3	2	(1)	(3)	-

Net equity transactions	(34,381)	7,827	(254,482)	(200,244)	(14,492)	(25,142)	(385,732)	(402,475)

Net change in contract owners’ equity	98,764	(194,315)	647,983	(1,335,535)	116,120	(213,973)	907,069	(1,808,184)
Contract owners’ equity at beginning of period	977,682	1,171,997	5,456,714	6,792,249	341,807	555,780	5,224,568	7,032,752

Contract owners’ equity at end of period	$1,076,446	977,682	6,104,697	5,456,714	457,927	341,807	6,131,637	5,224,568

CHANGE IN UNITS:
Beginning units	36,598	36,311	486,143	503,613	9,105	9,739	885,244	950,741
Units purchased	2,296	551	5,937	5,884	775	111	7,501	4,423
Units redeemed	(3,631)	(264)	(26,835)	(23,354)	(1,078)	(745)	(65,042)	(69,920)

Ending units	35,263	36,598	465,245	486,143	8,802	9,105	827,703	885,244

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAIG		JARIN		JMCVIN		LZREMS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,206	7,319	(44,723)	(42,827)	75	203	14,341	8,613
Realized gain (loss) on investments	10,047	4,691	89,072	115,000	474	203	(4,801)	(2,039)
Change in unrealized gain (loss) on investments	77,573	(114,139)	1,759,113	(3,013,723)	4,047	(9,838)	62,612	(73,546)
Reinvested capital gains	-	-	-	916,031	1,797	4,961	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	92,826	(102,129)	1,803,462	(2,025,519)	6,393	(4,471)	72,152	(66,972)

Equity transactions:
Purchase payments received from contract owners (note 4)	24,058	25,001	57,677	29,184	253	1,680	2,445	1,255
Transfers between funds	(9,182)	(38,648)	107,968	(70,822)	406	(1,504)	(11,257)	193
Redemptions (notes 2, 3, and 4)	(33,508)	(42,295)	(347,048)	(243,635)	(5,310)	(165)	(9,596)	(3,690)
Adjustments to maintain reserves	(1)	1	(4)	1	-	(1)	2	(2)

Net equity transactions	(18,633)	(55,941)	(181,407)	(285,272)	(4,651)	10	(18,406)	(2,244)

Net change in contract owners’ equity	74,193	(158,070)	1,622,055	(2,310,791)	1,742	(4,461)	53,746	(69,216)
Contract owners’ equity at beginning of period	952,735	1,110,805	4,394,819	6,705,610	64,422	68,883	350,892	420,108

Contract owners’ equity at end of period	$1,026,928	952,735	6,016,874	4,394,819	66,164	64,422	404,638	350,892

CHANGE IN UNITS:
Beginning units	218,873	230,909	634,887	672,278	2,754	2,753	12,845	12,909
Units purchased	5,738	6,088	24,266	8,121	41	71	108	161
Units redeemed	(9,698)	(18,124)	(45,754)	(45,512)	(230)	(70)	(718)	(225)

Ending units	214,913	218,873	613,399	634,887	2,565	2,754	12,235	12,845

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LZRIES		LZRUSM		LPVCAI		LPVCII
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$188	1,093	(4,498)	(4,739)	(62)	(70)	641	268
Realized gain (loss) on investments	27	1,978	(2,617)	(3,443)	(5,738)	(52)	148	275
Change in unrealized gain (loss) on investments	6,578	(17,892)	46,753	(205,583)	6,970	(5,832)	(1,880)	(9,508)
Reinvested capital gains	-	4,953	-	122,601	307	1,612	7,968	4,494

Net increase (decrease) in contract owners’ equity resulting from operations	6,793	(9,868)	39,638	(91,164)	1,477	(4,342)	6,877	(4,471)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,710	4,587	5,088	4,437	1	-	1	-
Transfers between funds	2,283	(13,266)	1,463	(19,702)	(9,768)	-	-	6,857
Redemptions (notes 2, 3, and 4)	-	-	(4,076)	(6,054)	-	-	-	(412)
Adjustments to maintain reserves	1	-	1	-	(1)	1	(2)	-

Net equity transactions	5,994	(8,679)	2,476	(21,319)	(9,768)	1	(1)	6,445

Net change in contract owners’ equity	12,787	(18,547)	42,114	(112,483)	(8,291)	(4,341)	6,876	1,974
Contract owners’ equity at beginning of period	44,584	63,131	441,024	553,507	11,652	15,993	52,648	50,674

Contract owners’ equity at end of period	$57,371	44,584	483,138	441,024	3,361	11,652	59,524	52,648

CHANGE IN UNITS:
Beginning units	2,449	2,918	105,069	110,299	513	513	1,871	1,639
Units purchased	298	247	1,531	1,214	-	-	-	247
Units redeemed	-	(716)	(937)	(6,444)	(393)	-	-	(15)

Ending units	2,747	2,449	105,663	105,069	120	513	1,871	1,871

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LVCLGI		SBVHY		LOVCDG		LOVGI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,784)	(1,680)	2,021	2,962	(839)	(626)	(155)	1,648
Realized gain (loss) on investments	2,050	1,374	(4,027)	(156)	4,360	1,886	1,414	2,790
Change in unrealized gain (loss) on investments	59,934	(84,044)	5,933	(11,011)	38,026	(148,850)	48,083	(105,627)
Reinvested capital gains	1,597	11,384	-	-	28,070	68,781	10,896	41,546

Net increase (decrease) in contract owners’ equity resulting from operations	61,797	(72,966)	3,927	(8,205)	69,617	(78,809)	60,238	(59,643)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,189	2,141	2,482	2,567	2,541	5,992	15,278	12,524
Transfers between funds	2,761	(4,545)	(9,887)	-	(3,539)	1,528	(4,975)	(17,699)
Redemptions (notes 2, 3, and 4)	(1,002)	(2,782)	-	-	(23,455)	(3,987)	(19,672)	(6,434)
Adjustments to maintain reserves	3	(1)	3	-	1	(1)	(1)	-

Net equity transactions	4,951	(5,187)	(7,402)	2,567	(24,452)	3,532	(9,370)	(11,609)

Net change in contract owners’ equity	66,748	(78,153)	(3,475)	(5,638)	45,165	(75,277)	50,868	(71,252)
Contract owners’ equity at beginning of period	143,329	221,482	50,087	55,725	470,203	545,480	507,585	578,837

Contract owners’ equity at end of period	$210,077	143,329	46,612	50,087	515,368	470,203	558,453	507,585

CHANGE IN UNITS:
Beginning units	4,291	4,434	2,662	2,530	95,380	94,706	140,891	144,057
Units purchased	241	70	129	137	591	1,760	4,286	3,617
Units redeemed	(121)	(213)	(522)	(5)	(5,203)	(1,086)	(6,853)	(6,783)

Ending units	4,411	4,291	2,269	2,662	90,768	95,380	138,324	140,891

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVEXD		AMCG		AMRI		AMSRS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,466	-	(64)	(109)	21	(285)	(3,234)	(2,626)
Realized gain (loss) on investments	445	-	(807)	25	879	3,860	2,424	896
Change in unrealized gain (loss) on investments	9,105	-	1,648	(6,095)	1,011	(16,080)	107,353	(149,263)
Reinvested capital gains	166	-	-	2,022	2,272	6,719	8,043	44,565

Net increase (decrease) in contract owners’ equity resulting from operations	11,182	-	777	(4,157)	4,183	(5,786)	114,586	(106,428)

Equity transactions:
Purchase payments received from contract owners (note 4)	203	-	(2)	-	-	1,320	4,978	4,867
Transfers between funds	157,881	-	(1,157)	-	-	(17,190)	(296)	48
Redemptions (notes 2, 3, and 4)	(15,915)	-	(7,683)	-	(2,298)	(829)	(11,577)	(1,482)
Adjustments to maintain reserves	-	-	2	(1)	1	1	-	-

Net equity transactions	142,169	-	(8,840)	(1)	(2,297)	(16,698)	(6,895)	3,433

Net change in contract owners’ equity	153,351	-	(8,063)	(4,158)	1,886	(22,484)	107,691	(102,995)
Contract owners’ equity at beginning of period	-	-	9,962	14,120	44,109	66,593	448,364	551,359

Contract owners’ equity at end of period	$153,351	-	1,899	9,962	45,995	44,109	556,055	448,364

CHANGE IN UNITS:
Beginning units	-	-	2,943	2,943	10,705	14,440	12,265	12,177
Units purchased	14,858	-	-	-	-	307	123	129
Units redeemed	(1,502)	-	(2,464)	-	(548)	(4,042)	(281)	(41)

Ending units	13,356	-	479	2,943	10,157	10,705	12,107	12,265

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMTB		NOVPDI		NOVPM		PMVAAA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$7,036	5,625	18,893	12,194	(325,292)	(359,619)	559	1,938
Realized gain (loss) on investments	(480)	(498)	(37,884)	(7,083)	1,032,709	1,068,387	(66)	(36)
Change in unrealized gain (loss) on investments	2,807	(17,859)	(58,955)	(375,695)	6,530,711	(21,729,621)	1,444	(8,213)
Reinvested capital gains	-	-	-	-	-	8,427,336	-	2,317

Net increase (decrease) in contract owners’ equity resulting from operations	9,363	(12,732)	(77,946)	(370,584)	7,238,128	(12,593,517)	1,937	(3,994)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	27,093	14,984	96,800	75,982	1	-
Transfers between funds	-	-	10,260	(93,960)	(145,975)	(424,978)	-	-
Redemptions (notes 2, 3, and 4)	(1,031)	(1,393)	(158,469)	(129,896)	(2,949,364)	(3,266,755)	-	(15)
Adjustments to maintain reserves	(1)	-	(1)	-	-	2	(2)	-

Net equity transactions	(1,032)	(1,393)	(121,117)	(208,872)	(2,998,539)	(3,615,749)	(1)	(15)

Net change in contract owners’ equity	8,331	(14,125)	(199,063)	(579,456)	4,239,589	(16,209,266)	1,936	(4,009)
Contract owners’ equity at beginning of period	193,722	207,847	2,817,904	3,397,360	39,938,173	56,147,439	27,391	31,400

Contract owners’ equity at end of period	$202,053	193,722	2,618,841	2,817,904	44,177,762	39,938,173	29,327	27,391

CHANGE IN UNITS:
Beginning units	138,166	139,158	203,575	217,816	2,232,641	2,410,756	1,526	1,527
Units purchased	-	152	4,496	3,784	31,749	52,070	-	-
Units redeemed	(724)	(1,144)	(13,857)	(18,025)	(186,058)	(230,185)	-	(1)

Ending units	137,442	138,166	194,214	203,575	2,078,332	2,232,641	1,526	1,526

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVEBA		PMVFHA		PMVGBA		PMVHYA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,155	967	67	22	260	137	1,886	1,979
Realized gain (loss) on investments	(113)	(1,617)	(5)	(4)	(1,234)	(2,706)	(294)	(1,219)
Change in unrealized gain (loss) on investments	1,364	(4,513)	150	(525)	1,511	(1,877)	2,709	(6,747)
Reinvested capital gains	-	-	113	2	237	431	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,406	(5,163)	325	(505)	774	(4,015)	4,301	(5,987)

Equity transactions:
Purchase payments received from contract owners (note 4)	164	163	-	-	1	-	1	-
Transfers between funds	-	-	-	-	543	(2,709)	-	-
Redemptions (notes 2, 3, and 4)	-	(4,186)	-	-	(3,341)	(6,380)	(1,612)	(8,867)
Adjustments to maintain reserves	(1)	-	(2)	(1)	(2)	-	(1)	1

Net equity transactions	163	(4,023)	(2)	(1)	(2,799)	(9,089)	(1,612)	(8,866)

Net change in contract owners’ equity	2,569	(9,186)	323	(506)	(2,025)	(13,104)	2,689	(14,853)
Contract owners’ equity at beginning of period	23,965	33,151	4,078	4,584	22,173	35,277	39,773	54,626

Contract owners’ equity at end of period	$26,534	23,965	4,401	4,078	20,148	22,173	42,462	39,773

CHANGE IN UNITS:
Beginning units	1,431	1,652	249	249	1,614	2,263	2,082	2,540
Units purchased	10	9	-	-	80	117	-	-
Units redeemed	-	(230)	-	-	(287)	(766)	(81)	(458)

Ending units	1,441	1,431	249	249	1,407	1,614	2,001	2,082

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVLDA		PMVLGA		PMVRRA		PMVRSA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,523	489	2,534	1,905	7,174	23,557	3	2,433
Realized gain (loss) on investments	(688)	(2,405)	(1,227)	(4,545)	(2,545)	210	-	(6,739)
Change in unrealized gain (loss) on investments	1,369	(3,802)	4,084	(63,823)	4,597	(78,420)	(4)	(5)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,204	(5,718)	5,391	(66,463)	9,226	(54,653)	(1)	(4,311)

Equity transactions:
Purchase payments received from contract owners (note 4)	1	300	4,285	3,840	8,622	6,781	(1)	-
Transfers between funds	353	(471)	10,313	32,905	(14,782)	(3,551)	-	28,983
Redemptions (notes 2, 3, and 4)	(5,607)	(17,864)	(1,668)	(6,775)	(13,910)	(6,882)	-	(24,670)
Adjustments to maintain reserves	(2)	1	(2)	2	(1)	-	-	-

Net equity transactions	(5,255)	(18,034)	12,928	29,972	(20,071)	(3,652)	(1)	4,313

Net change in contract owners’ equity	(3,051)	(23,752)	18,319	(36,491)	(10,845)	(58,305)	(2)	2
Contract owners’ equity at beginning of period	60,273	84,025	177,830	214,321	372,619	430,924	20	18

Contract owners’ equity at end of period	$57,222	60,273	196,149	177,830	361,774	372,619	18	20

CHANGE IN UNITS:
Beginning units	4,952	6,443	11,165	9,475	218,267	220,163	2	2
Units purchased	29	29	912	2,798	5,087	3,786	-	3,553
Units redeemed	(457)	(1,520)	(115)	(1,108)	(16,892)	(5,682)	-	(3,553)

Ending units	4,524	4,952	11,962	11,165	206,462	218,267	2	2

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVTRA		PVSTA		ROCMC		ROCSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$11,806	8,184	396	100	(2,874)	(2,794)	(278)	(1,559)
Realized gain (loss) on investments	(15,077)	(2,640)	(5)	(198)	(2,227)	1,547	1,332	100
Change in unrealized gain (loss) on investments	25,348	(91,566)	151	(187)	53,394	(168,489)	38,298	(32,367)
Reinvested capital gains	-	-	-	31	-	87,740	26,628	4,729

Net increase (decrease) in contract owners’ equity resulting from operations	22,077	(86,022)	542	(254)	48,293	(81,996)	65,980	(29,097)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,690	2,111	(1)	-	8,670	6,961	10,033	8,952
Transfers between funds	18,720	(14,265)	184	(1,519)	(815)	(1,278)	10,085	(701)
Redemptions (notes 2, 3, and 4)	(56,999)	(3,615)	-	(6,621)	(191)	(21,817)	(17,420)	(5,327)
Adjustments to maintain reserves	1	(1)	1	1	-	(1)	-	1

Net equity transactions	(35,588)	(15,770)	184	(8,139)	7,664	(16,135)	2,698	2,925

Net change in contract owners’ equity	(13,511)	(101,792)	726	(8,393)	55,957	(98,131)	68,678	(26,172)
Contract owners’ equity at beginning of period	478,801	580,593	11,021	19,414	269,872	368,003	264,742	290,914

Contract owners’ equity at end of period	$465,290	478,801	11,747	11,021	325,829	269,872	333,420	264,742

CHANGE IN UNITS:
Beginning units	292,735	301,187	908	1,582	71,695	75,078	62,642	61,884
Units purchased	32,930	2,439	37	30	2,195	1,871	4,629	2,600
Units redeemed	(54,408)	(10,891)	(22)	(704)	(286)	(5,254)	(3,994)	(1,842)

Ending units	271,257	292,735	923	908	73,604	71,695	63,277	62,642

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TAVV		VWBF		VWEM		VWHA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,170	1,543	402	393	7,283	(2,146)	2,440	658
Realized gain (loss) on investments	10,424	3,612	(10)	(92)	(5,310)	(3,240)	2,129	3,649
Change in unrealized gain (loss) on investments	21,312	35,697	847	(1,351)	21,792	(148,987)	(10,943)	1,973
Reinvested capital gains	20,299	-	-	-	-	57,548	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,205	40,852	1,239	(1,050)	23,765	(96,825)	(6,374)	6,280

Equity transactions:
Purchase payments received from contract owners (note 4)	1	-	500	600	3,722	3,451	1,649	1,950
Transfers between funds	(5,196)	136	-	(1,499)	(4,340)	(16,136)	2,228	29,621
Redemptions (notes 2, 3, and 4)	(33,362)	(20,656)	-	-	(5,335)	(18,287)	(7,930)	(15,342)
Adjustments to maintain reserves	(1)	(1)	-	-	-	-	-	1

Net equity transactions	(38,558)	(20,521)	500	(899)	(5,953)	(30,972)	(4,053)	16,230

Net change in contract owners’ equity	17,647	20,331	1,739	(1,949)	17,812	(127,797)	(10,427)	22,510
Contract owners’ equity at beginning of period	307,232	286,901	11,729	13,678	277,108	404,905	145,660	123,150

Contract owners’ equity at end of period	$324,879	307,232	13,468	11,729	294,920	277,108	135,233	145,660

CHANGE IN UNITS:
Beginning units	106,389	114,208	6,092	6,546	117,859	128,942	38,810	35,213
Units purchased	73,685	81,322	250	320	1,826	4,252	1,408	12,468
Units redeemed	(86,021)	(89,141)	-	(774)	(4,272)	(15,335)	(2,472)	(8,871)

Ending units	94,053	106,389	6,342	6,092	115,413	117,859	37,746	38,810

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1980. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The separate account offered individual and group flexible premium variable deferred annuity contracts. These contracts are no longer offered for sale.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)*

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

*	At December 31, 2023, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)	6/8/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
LZRUSM	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares	9/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMRI	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PMVEBA	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	5/1/2023
PMVGBA	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	5/1/2023

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts. The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

The Company deducts daily from the Separate Account a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments, for assuming the mortality and expense risks except for the Power Momentum Portfolio, of the Northern Lights Variable Trust, which is 0.79 percent. These fees were $950,606 and $1,003,137 for the years ended December 31, 2023 and 2022, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Under group contracts, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $14,890 and $16,743 for the years ended December 31, 2023 and 2022, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $1,019,439 and $1,597,680, respectively, and total transfers from the Separate Account to the fixed account were $736,988 and $2,138,249, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$6,751	$40,964
AASCO	6,518	73,984
ALCAI2	65,421	653,086
ALCGI2	20,775	122,919
ALMGI2	13,161	60,375
SVDF	7,560	80,083
SVOF	84,241	49,785
ACVB	4,648	9,215
ACVI	13,686	27,553
ACVIG	2,672	3,701
ACVIP2	809	1,428
ACVLVI	15,418	728
ACVU1	49,920	17,856
ACVV	122,710	38,004
PIHYB2	821	1,161
PIVEI2	21,482	54,319
PIVF2	30,568	19,708
PIVMV2	8,522	3,201
PIVSI2	2,441	370
DSIF	556,563	785,169
DSRG	303,303	64,792
DVSCS	33,610	77,974
CLVGT2	23,519	8,160
FHIB	18,219	11,359
FVK2S	860	39,522
FVU2	8,849	5,380
GVR2XS	782	2,517
GVRUGM	76	2,215
RAF	107	12
RBF	1,148	14,537
RBKF	29	27
RBMF	3,658	7,108
RCPF	2,447	11,707
RELF	12,615	14,914
RENF	46,497	28,814
RESF	9,608	3,326
RFSF	3	11,328
RHCF	15,051	1,106
RINF	8,259	6,597
RLCE	1,373	1,408
RLCJ	4,933	5,011
RLF	953	937
RMED	390	1,530
RMEK	489	989

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

RNF	4,126	4,153
ROF	14,919	18,365
RPMF	1,995	45,023
RREF	1,372	6,270
RRF	-	2
RTEC	10,603	7,953
RTEL	446	441
RTF	15,184	121,591
RTRF	5,013	4,712
RUF	12	6
RUGB	369	126
RUTL	4,201	16,787
RVARS	18	383
RVCMD	16,597	8,766
RVF	530,705	187,289
RVIDD	34	193
RVLCG	2,081	5,587
RVLCV	989	3,085
RVLDD	30,874	53,997
RVMCG	-	318
RVMCV	1,050	1,542
RVSCG	9	162
RVSCV	917	827
AVGI	2,566	5,245
AVHY1	15,251	5,323
IVDDI	18,146	41,504
IVGMMI	95,753	140,999
IVHS	89	874
IVMCC2	11	300
IVRE	27,167	31,963
IVT	21,126	22,997
JABIN	83,138	106,258
JAEI	430,111	340,355
JAFRIN	36,333	54,084
JAGRIN	218,137	446,174
JAIG	36,876	50,302
JARIN	132,788	358,918
JMCVIN	3,331	6,109
LZREMS	20,786	24,850
LZRIES	6,622	441
LZRUSM	5,361	7,384
LPVCAI	316	9,838
LPVCII	9,157	549
LVCLGI	11,668	6,903
SBVHY	4,904	10,286
LOVCDG	34,659	31,881
LOVGI	31,127	29,757
GVEXD	160,178	16,376
AMCG	-	8,905
AMRI	2,722	2,727
AMSRS	14,032	16,118
AMTB	8,999	2,995
NOVPDI	59,194	161,417
NOVPM	40,493	3,364,322
PMVAAA	839	280
PMVEBA	1,551	234
PMVFHA	221	42
PMVGBA	1,809	4,111
PMVHYA	2,290	2,016
PMVLDA	2,459	6,192
PMVLGA	18,846	3,384
PMVRRA	18,928	31,826
PMVRSA	3	-
PMVTRA	38,435	62,216
PVSTA	960	380
ROCMC	8,508	3,718
ROCSC	47,600	18,552
TAVV	31,317	45,405
VWBF	1,022	120
VWEM	13,898	12,568
VWHA	8,167	9,779

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	1.00%	15,953	$4.09	$65,295	1.35%	10.92%
2022	1.00%	26,600	3.69	98,158	1.39%	-5.14%
2021	1.00%	28,167	3.89	109,579	0.84%	26.88%
2020	1.00%	24,445	3.07	74,950	1.55%	1.70%
2019	1.00%	27	3.01	80	1.25%	22.68%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2023	1.00%	310,552	$5.16	$1,601,769	0.00%	15.33%
2022	1.00%	321,702	4.47	1,438,660	0.00%	-38.63%
2021	1.00%	382,779	7.29	2,789,334	0.00%	-7.00%
2020	1.00%	378,067	7.84	2,962,226	0.99%	65.49%
2019	1.00%	451	4.73	2,135	0.00%	28.05%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2023	1.00%	318,481	$21.90	$6,973,987	0.00%	41.71%
2022	1.00%	347,866	15.45	5,375,344	0.00%	-37.15%
2021	1.00%	369,621	24.59	9,088,070	0.00%	17.94%
2020	1.00%	377,880	20.85	7,877,815	0.00%	40.34%
2019	1.00%	341	14.85	5,067	0.00%	32.25%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2023	1.00%	234,689	$7.08	$1,661,487	0.00%	31.35%
2022	1.00%	248,661	5.39	1,340,211	0.00%	-39.26%
2021	1.00%	256,136	8.87	2,272,971	0.00%	10.73%
2020	1.00%	321,517	8.01	2,576,716	0.19%	65.37%
2019	1.00%	319	4.85	1,546	0.00%	26.16%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2023	1.00%	101,406	$7.52	$763,036	0.00%	21.95%
2022	1.00%	107,087	6.17	660,743	0.00%	-36.71%
2021	1.00%	110,030	9.75	1,072,660	0.00%	3.17%
2020	1.00%	112,524	9.45	1,063,301	0.00%	62.99%
2019	1.00%	109	5.80	631	0.00%	28.96%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	1.00%	11,228	$49.15	$551,880	0.00%	18.95%
2022	1.00%	12,729	41.32	525,967	0.00%	-38.47%
2021	1.00%	13,524	67.15	908,188	0.00%	-5.99%
2020	1.00%	13,600	71.43	971,457	0.00%	61.03%
2019	1.00%	17	44.36	768	0.00%	37.64%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2023	1.00%	102,651	$9.54	$979,677	0.00%	25.24%
2022	1.00%	106,500	7.62	811,543	0.00%	-21.59%
2021	1.00%	107,158	9.72	1,041,442	0.04%	23.54%
2020	1.00%	110,982	7.87	873,114	0.46%	19.80%
2019	1.00%	158	6.57	1,039	0.30%	30.16%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2023	1.00%	6,694	$27.36	$183,106	1.93%	15.25%
2022	1.00%	6,935	23.73	164,604	1.18%	-18.09%
2021	1.00%	7,654	28.98	221,773	0.72%	14.62%
2020	1.00%	7,432	25.28	187,885	1.18%	11.41%
2019	1.00%	8	22.69	175	1.56%	18.66%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	1.00%	151,618	$3.00	$455,241	1.37%	11.45%
2022	1.00%	156,990	2.69	422,925	1.48%	-25.50%
2021	1.00%	169,610	3.62	613,343	0.16%	7.67%
2020	1.00%	167,030	3.36	560,997	0.51%	24.63%
2019	1.00%	208	2.69	560	0.89%	27.14%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	1.00%	47,629	$3.67	$174,733	1.54%	7.58%
2022	1.00%	48,186	3.41	164,328	1.77%	-13.60%
2021	1.00%	49,703	3.95	196,187	1.09%	22.42%
2020	1.00%	49,915	3.22	160,939	1.77%	10.70%
2019	1.00%	65	2.91	190	2.08%	22.72%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	1.00%	1,642	$14.94	$24,533	3.30%	2.37%
2022	1.00%	1,721	14.60	25,119	4.98%	-13.94%
2021	1.00%	1,826	16.96	30,967	3.08%	5.21%
2020	1.00%	2,085	16.12	33,615	1.35%	8.46%
2019	1.00%	2	14.86	33	1.70%	7.82%
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
2023	1.00%	1,840	$21.78	$40,063	2.71%	2.85%
2022	1.00%	1,202	21.17	25,440	2.18%	-1.25%
2021	1.00%	649	21.44	13,909	1.52%	20.50%
2020	1.00%	299	17.79	5,320	1.86%	1.60%
2019	1.00%	1	17.51	12	0.73%	26.21%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2023	1.00%	4,161	$55.69	$231,744	0.00%	42.09%
2022	1.00%	3,729	39.19	146,145	0.00%	-33.05%
2021	1.00%	4,184	58.54	244,922	0.00%	21.93%
2020	1.00%	4,308	48.01	206,818	0.00%	48.36%
2019	1.00%	3	32.36	113	0.00%	33.24%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2023	1.00%	163,142	$6.88	$1,122,086	2.39%	8.02%
2022	1.00%	165,090	6.37	1,051,220	2.07%	-0.46%
2021	1.00%	179,923	6.40	1,150,929	1.76%	23.27%
2020	1.00%	173,923	5.19	902,519	2.32%	-0.03%
2019	1.00%	186	5.19	966	2.13%	25.77%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2023	1.00%	779	$20.72	$16,139	5.33%	9.91%
2022	1.00%	832	18.85	15,676	4.83%	-12.32%
2021	1.00%	832	21.49	17,878	4.87%	4.40%
2020	1.00%	832	20.59	17,129	5.16%	0.96%
2019	1.00%	1	20.39	17	4.69%	13.15%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2023	1.00%	21,649	$3.53	$76,423	1.53%	6.11%
2022	1.00%	33,396	3.33	111,105	1.53%	-8.86%
2021	1.00%	36,270	3.65	132,394	1.23%	24.08%
2020	1.00%	35,756	2.94	105,184	2.40%	-1.26%
2019	1.00%	30	2.98	90	2.23%	23.99%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2023	1.00%	50,056	$4.13	$206,517	0.61%	27.31%
2022	1.00%	48,896	3.24	158,462	0.40%	-20.48%
2021	1.00%	52,390	4.08	213,502	0.09%	26.38%
2020	1.00%	52,563	3.22	169,497	0.49%	22.73%
2019	1.00%	56	2.63	147	0.75%	29.73%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2023	1.00%	1,670	$29.62	$49,464	1.75%	11.09%
2022	1.00%	1,683	26.67	44,876	1.39%	-6.82%
2021	1.00%	1,647	28.62	47,129	0.74%	28.09%
2020	1.00%	1,668	22.34	37,267	1.08%	0.86%
2019	1.00%	1	22.15	24	1.06%	26.81%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2023	1.00%	2,443	$16.63	$40,622	3.62%	7.00%
2022	1.00%	2,376	15.54	36,923	2.86%	-13.71%
2021	1.00%	3,799	18.01	68,419	3.01%	0.72%
2020	1.00%	2,260	17.88	40,409	3.29%	6.31%
2019	1.00%	3	16.82	54	3.08%	8.43%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	1.00%	1,035,435	$10.64	$11,021,679	1.42%	24.68%
2022	1.00%	1,102,701	8.54	9,414,306	1.34%	-19.13%
2021	1.00%	1,120,448	10.56	11,828,567	1.14%	27.13%
2020	1.00%	1,225,078	8.30	10,172,809	1.58%	16.83%
2019	1.00%	1,286	7.11	9,139	1.72%	29.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	1.00%	351,358	$7.70	$2,703,989	0.72%	22.59%
2022	1.00%	356,920	6.28	2,240,575	0.54%	-23.64%
2021	1.00%	406,572	8.22	3,342,372	0.75%	25.73%
2020	1.00%	421,308	6.54	2,754,649	1.07%	22.91%
2019	1.00%	437	5.32	2,324	1.48%	33.02%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	1.00%	9,508	$42.19	$401,134	1.02%	14.24%
2022	1.00%	11,171	36.93	412,545	0.92%	-17.48%
2021	1.00%	9,854	44.75	440,954	0.66%	24.89%
2020	1.00%	10,587	35.83	379,349	1.09%	9.54%
2019	1.00%	11	32.71	354	0.84%	21.00%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2023	1.00%	68,842	$5.16	$355,302	0.00%	43.43%
2022	1.00%	68,462	3.60	246,346	0.00%	-32.54%
2021	1.00%	68,153	5.33	363,506	0.28%	37.31%
2020	1.00%	70,489	3.88	273,814	0.00%	44.35%
2019	1.00%	66	2.69	178	0.00%	53.43%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2023	1.00%	77,263	$4.12	$318,143	5.75%	11.60%
2022	1.00%	79,222	3.69	292,312	5.54%	-12.66%
2021	1.00%	80,480	4.22	339,980	4.95%	3.80%
2020	1.00%	81,025	4.07	329,737	5.74%	4.54%
2019	1.00%	83	3.89	325	6.05%	13.40%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2023	1.00%	6,753	$29.93	$202,089	0.00%	13.72%
2022	1.00%	8,076	26.32	212,520	0.00%	-30.95%
2021	1.00%	8,632	38.11	328,964	0.00%	1.25%
2020	1.00%	10,748	37.64	404,580	0.00%	27.20%
2019	1.00%	11	29.59	328	0.00%	32.19%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2023	1.00%	33,272	$3.52	$117,282	1.84%	7.60%
2022	1.00%	32,487	3.28	106,423	1.83%	-14.61%
2021	1.00%	38,053	3.84	145,989	1.73%	17.33%
2020	1.00%	46,711	3.27	152,734	2.52%	-0.07%
2019	1.00%	47	3.27	153	2.21%	19.03%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2023	1.00%	8,484	$17.87	$151,619	0.10%	20.79%
2022	1.00%	8,530	14.80	126,200	0.00%	-43.58%
2021	1.00%	7,472	26.22	195,935	0.00%	24.52%
2020	1.00%	7,070	21.06	148,887	0.73%	16.04%
2019	1.00%	3	18.15	53	0.54%	45.69%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2023	1.00%	1,373	$0.96	$1,319	3.55%	2.66%
2022	1.00%	3,695	0.94	3,459	0.67%	-0.27%
2021	1.00%	4,422	0.94	4,151	0.00%	-0.99%
2020	1.00%	5,098	0.95	4,833	0.08%	-0.93%
2019	1.00%	8	0.96	8	0.88%	-0.14%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2023	1.00%	3,236	$0.33	$1,069	0.68%	-32.53%
2022	1.00%	2,982	0.49	1,460	0.00%	33.50%
2020	1.00%	587	0.50	292	0.00%	-38.62%
Rydex Variable Trust - Biotechnology Fund (RBF)
2023	1.00%	2,628	$43.67	$114,790	0.00%	4.49%
2022	1.00%	2,956	41.80	123,548	0.00%	-14.17%
2021	1.00%	3,030	48.70	147,573	0.00%	0.41%
2020	1.00%	2,949	48.50	143,031	0.00%	20.11%
2019	1.00%	3	40.38	122	0.00%	23.43%
Rydex Variable Trust - Banking Fund (RBKF)
2023	1.00%	305	$9.26	$2,820	1.08%	1.95%
2022	1.00%	305	9.08	2,766	1.61%	-17.84%
2021	1.00%	305	11.05	3,366	0.44%	32.16%
2020	1.00%	305	8.36	2,551	0.98%	-9.37%
2019	1.00%	-	9.23	3	1.32%	27.12%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2023	1.00%	3,910	$33.00	$129,030	0.00%	7.89%
2022	1.00%	3,980	30.59	121,738	0.57%	-10.55%
2021	1.00%	4,040	34.20	138,145	0.57%	21.71%
2020	1.00%	3,980	28.09	111,816	1.29%	18.56%
2019	1.00%	5	23.70	116	0.00%	20.22%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2023	1.00%	3,647	$32.90	$119,967	1.33%	-4.26%
2022	1.00%	3,950	34.36	135,721	0.71%	-1.89%
2021	1.00%	3,983	35.03	139,514	0.86%	9.52%
2020	1.00%	4,127	31.98	131,993	0.75%	6.50%
2019	1.00%	7	30.03	202	0.92%	21.11%
Rydex Variable Trust - Electronics Fund (RELF)
2023	1.00%	252	$53.88	$13,569	0.00%	53.21%
2022	1.00%	320	35.17	11,249	0.00%	-33.37%
2021	1.00%	583	52.78	30,760	0.00%	36.88%
2020	1.00%	1,667	38.56	64,279	0.00%	54.41%
2019	1.00%	2	24.97	47	0.00%	57.70%
Rydex Variable Trust - Energy Fund (RENF)
2023	1.00%	28,171	$18.22	$513,368	4.04%	0.60%
2022	1.00%	27,982	18.11	506,873	1.29%	46.82%
2021	1.00%	11,420	12.34	140,897	0.64%	48.96%
2020	1.00%	11,692	8.28	96,839	1.31%	-34.83%
2019	1.00%	16	12.71	208	0.22%	5.75%
Rydex Variable Trust - Energy Services Fund (RESF)
2023	1.00%	29,791	$6.38	$189,941	0.00%	3.40%
2022	1.00%	28,423	6.17	175,258	0.00%	41.15%
2021	1.00%	27,438	4.37	119,863	0.23%	16.34%
2020	1.00%	25,081	3.76	94,179	0.83%	-37.96%
2019	1.00%	22	6.05	133	0.00%	-1.06%
Rydex Variable Trust - Financial Services Fund (RFSF)
2023	1.00%	735	$18.07	$13,287	0.00%	12.77%
2022	1.00%	1,491	16.03	23,899	0.58%	-18.93%
2021	1.00%	1,606	19.77	31,747	0.36%	33.92%
2020	1.00%	1,493	14.76	22,040	0.97%	-1.10%
2019	1.00%	2	14.93	24	0.86%	26.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Health Care Fund (RHCF)
2023	1.00%	3,582	$41.82	$149,792	0.00%	3.98%
2022	1.00%	3,335	40.22	134,119	0.00%	-12.88%
2021	1.00%	3,321	46.16	153,295	0.00%	17.66%
2020	1.00%	3,194	39.23	125,316	0.00%	17.50%
2019	1.00%	4	33.39	125	0.00%	21.35%
Rydex Variable Trust - Internet Fund (RINF)
2023	1.00%	36	$45.33	$1,648	0.00%	45.92%
2022	1.00%	1	31.06	44	0.00%	-45.39%
2021	1.00%	44	56.88	2,525	0.00%	-5.61%
2020	1.00%	52	60.26	3,134	0.00%	58.62%
2019	1.00%	4	37.99	168	0.00%	24.22%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2023	1.00%	29	$0.28	$8	0.00%	3.20%
2022	1.00%	29	0.27	8	0.00%	44.76%
2021	1.00%	29	0.18	5	0.00%	-0.04%
2020	1.00%	29	0.19	5	0.36%	-21.87%
2019	1.00%	-	0.24	-	0.00%	-14.16%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2023	1.00%	511	$13.85	$7,080	0.32%	18.90%
2022	1.00%	511	11.65	5,955	0.00%	-13.94%
2021	1.00%	511	13.53	6,919	0.22%	17.53%
2020	1.00%	1,768	11.51	20,357	1.75%	-0.76%
2019	1.00%	3	11.60	33	1.11%	27.15%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2023	1.00%	263	$18.85	$4,955	0.04%	33.13%
2022	1.00%	263	14.16	3,722	0.00%	-43.56%
2021	1.00%	263	25.09	6,594	0.00%	-14.95%
2020	1.00%	834	29.49	24,599	0.74%	39.07%
2019	1.00%	4	21.21	79	1.51%	37.65%
Rydex Variable Trust - Leisure Fund (RLF)
2023	1.00%	6	$30.18	$187	0.00%	21.27%
2022	1.00%	6	24.88	155	0.00%	-28.29%
2021	1.00%	6	34.70	215	0.00%	-0.08%
2020	1.00%	6	34.72	208	0.00%	19.81%
2019	1.00%	-	28.98	-	0.25%	27.99%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2023	1.00%	5,897	$7.98	$47,060	0.00%	17.66%
2022	1.00%	6,003	6.78	40,719	0.00%	-23.96%
2021	1.00%	6,089	8.92	54,321	0.00%	33.91%
2020	1.00%	6,188	6.66	41,224	0.85%	9.59%
2019	1.00%	10	6.08	63	0.97%	34.75%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2023	1.00%	8,446	$5.32	$44,956	0.00%	18.59%
2022	1.00%	8,472	4.49	38,022	0.00%	-34.12%
2021	1.00%	8,446	6.81	57,540	0.07%	17.82%
2020	1.00%	8,446	5.78	48,837	0.00%	18.85%
2019	1.00%	11	4.87	55	0.00%	34.02%
Rydex Variable Trust - Nova Fund(RNF)
2023	1.00%	275	$59.26	$16,269	0.00%	33.73%
2022	1.00%	275	44.31	12,166	0.38%	-30.96%
2021	1.00%	331	64.18	21,261	0.51%	40.77%
2020	1.00%	275	45.59	12,538	0.89%	18.84%
2019	1.00%	-	38.37	11	1.36%	43.60%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2023	1.00%	9,926	$109.50	$1,086,901	0.00%	51.70%
2022	1.00%	9,867	72.18	712,176	0.00%	-34.80%
2021	1.00%	10,470	110.70	1,159,046	0.00%	24.29%
2020	1.00%	10,470	89.06	932,474	0.29%	43.52%
2019	1.00%	11	62.06	664	0.13%	35.50%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Precious Metals Fund (RPMF)
2023	1.00%	31,190	$12.06	$376,125	0.32%	2.79%
2022	1.00%	34,570	11.73	405,549	0.48%	-11.97%
2021	1.00%	33,930	13.33	452,156	4.20%	-10.10%
2020	1.00%	35,130	14.82	520,716	7.17%	32.96%
2019	1.00%	38	11.15	419	0.00%	50.68%
Rydex Variable Trust - Real Estate Fund (RREF)
2023	1.00%	489	$23.31	$11,406	1.59%	9.23%
2022	1.00%	735	21.34	15,694	1.03%	-28.12%
2021	1.00%	1,048	29.69	31,118	0.61%	32.74%
2020	1.00%	1,023	22.37	22,882	3.53%	-6.75%
2019	1.00%	1	23.99	15	1.97%	23.20%
Rydex Variable Trust - Retailing Fund (RRF)
2023	1.00%	4	$36.44	$134	0.00%	15.40%
2022	1.00%	4	31.57	116	0.00%	-27.25%
2021	1.00%	4	43.40	160	0.00%	10.64%
2020	1.00%	4	39.23	157	0.00%	42.24%
2019	1.00%	-	27.58	-	0.00%	23.24%
Rydex Variable Trust - Technology Fund (RTEC)
2023	1.00%	927	$52.91	$49,026	0.00%	47.54%
2022	1.00%	883	35.86	31,680	0.00%	-36.89%
2021	1.00%	882	56.82	50,142	0.00%	19.30%
2020	1.00%	894	47.63	42,578	0.00%	47.76%
2019	1.00%	1	32.23	28	0.00%	38.36%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2023	1.00%	3,985	$72.29	$288,050	0.09%	43.60%
2022	1.00%	5,824	50.34	293,164	0.00%	-40.37%
2021	1.00%	4,517	84.42	381,311	0.00%	56.71%
2020	1.00%	4,873	53.87	262,497	0.63%	16.92%
2019	1.00%	5	46.07	212	0.00%	60.90%
Rydex Variable Trust - Transportation Fund (RTRF)
2023	1.00%	4	$38.31	$138	0.00%	23.25%
2022	1.00%	4	31.08	112	0.00%	-35.67%
2021	1.00%	4	48.32	174	0.00%	20.96%
2020	1.00%	4	39.94	160	0.22%	39.23%
2019	1.00%	2	28.69	49	0.00%	21.03%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2023	1.00%	6,281	$0.07	$428	2.48%	-15.81%
2022	1.00%	6,281	0.08	508	0.00%	15.44%
2021	1.00%	6,281	0.07	440	0.00%	-25.19%
2020	1.00%	6,281	0.09	588	0.67%	-25.77%
2019	1.00%	6	0.13	1	0.77%	-23.68%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2023	1.00%	2,678	$1.31	$3,506	2.90%	-2.02%
2022	1.00%	2,559	1.34	3,418	1.38%	-41.42%
2021	1.00%	10,024	2.28	22,862	0.36%	-8.41%
2020	1.00%	13,930	2.49	34,690	0.07%	20.75%
2019	1.00%	14	2.06	29	1.19%	15.62%
Rydex Variable Trust - Utilities Fund (RUTL)
2023	1.00%	1,894	$30.58	$57,920	1.68%	-8.05%
2022	1.00%	2,362	33.25	78,546	0.94%	0.04%
2021	1.00%	1,925	33.24	63,989	1.59%	13.38%
2020	1.00%	1,913	29.32	56,085	1.77%	-6.08%
2019	1.00%	2	31.21	60	0.22%	17.83%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	1.00%	56	$10.42	$585	2.78%	3.33%
2022	1.00%	93	10.08	941	0.99%	-4.36%
2021	1.00%	56	10.54	592	0.00%	7.03%
2020	1.00%	56	9.85	552	1.30%	6.32%
2019	1.00%	-	9.27	1	0.22%	3.97%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2023	1.00%	48,269	$2.90	$140,139	10.23%	-7.17%
2022	1.00%	50,258	3.13	157,184	6.76%	21.66%
2021	1.00%	4,221	2.57	10,850	0.00%	38.16%
2020	1.00%	5,678	1.86	10,565	0.91%	-23.49%
2019	1.00%	4	2.43	9	1.56%	14.10%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2023	1.00%	7,698	$295.14	$2,271,817	0.00%	113.99%
2022	1.00%	6,353	137.92	876,206	0.00%	-61.43%
2021	1.00%	8,252	357.58	2,950,811	0.00%	51.92%
2020	1.00%	8,582	235.37	2,019,920	0.23%	85.01%
2019	1.00%	9	127.22	1,154	0.15%	78.71%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2023	1.00%	234,409	$0.06	$14,540	0.20%	-19.08%
2022	1.00%	234,687	0.08	17,989	0.00%	4.02%
2021	1.00%	234,015	0.07	17,245	0.00%	-35.97%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2023	1.00%	6	$0.69	$4	0.57%	-9.94%
2022	1.00%	6	0.77	5	0.00%	7.99%
2021	1.00%	6	0.71	5	0.00%	-24.00%
2020	1.00%	6	0.93	6	0.01%	-25.64%
2019	1.00%	-	1.26	-	0.43%	-21.10%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2023	1.00%	6,782	$36.83	$249,805	0.00%	5.41%
2022	1.00%	6,814	34.94	238,077	0.00%	-29.06%
2021	1.00%	6,914	49.26	340,553	0.00%	26.32%
2020	1.00%	6,959	38.99	271,364	0.00%	26.06%
2019	1.00%	6	30.93	180	0.00%	25.34%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2023	1.00%	858	$30.88	$26,507	1.50%	5.23%
2022	1.00%	938	29.35	27,512	0.93%	-3.52%
2021	1.00%	1,161	30.41	35,325	0.60%	31.00%
2020	1.00%	1,000	23.22	23,218	1.88%	-11.45%
2019	1.00%	1	26.22	35	0.74%	22.04%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2023	1.00%	1,267	$69.45	$87,966	0.32%	22.34%
2022	1.00%	1,723	56.77	97,830	0.00%	-21.28%
2021	1.00%	700	72.12	50,509	0.00%	39.20%
2020	1.00%	1,338	51.81	69,318	0.71%	0.72%
2019	1.00%	2	51.44	83	0.75%	46.00%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2023	1.00%	464	$36.41	$16,911	0.00%	13.54%
2022	1.00%	469	32.07	15,050	0.00%	-23.39%
2021	1.00%	472	41.86	19,740	0.00%	11.10%
2020	1.00%	469	37.68	17,671	0.00%	29.17%
2019	1.00%	-	29.17	14	0.00%	14.26%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2022	1.00%	17	32.23	545	0.00%	-6.16%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2023	1.00%	365	$31.12	$11,351	0.09%	16.31%
2022	1.00%	367	26.75	9,815	0.00%	-30.60%
2021	1.00%	373	38.55	14,373	0.00%	17.98%
2020	1.00%	370	32.67	12,090	0.00%	14.61%
2019	1.00%	-	28.51	11	0.00%	11.45%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2023	1.00%	1	$8.17	$5	0.23%	0.18%
2022	1.00%	1	8.16	5	0.00%	14.53%
2021	1.00%	1	7.12	4	0.00%	9.99%
2020	1.00%	1	6.47	6	0.87%	-14.89%
2019	1.00%	-	7.61	-	0.85%	3.57%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2023	1.00%	2	$4.37	$8	0.11%	1.83%
2022	1.00%	2	4.29	8	0.00%	-19.26%
2021	1.00%	2	5.31	9	0.00%	-14.83%
2020	1.00%	2	6.23	12	0.44%	8.60%
2019	1.00%	-	5.74	-	0.87%	-5.79%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2023	1.00%	2,931	$30.39	$89,055	0.73%	22.14%
2022	1.00%	3,084	24.88	76,719	0.92%	-21.34%
2021	1.00%	3,242	31.63	102,543	0.67%	26.47%
2020	1.00%	3,476	25.01	86,930	1.78%	12.72%
2019	1.00%	3	22.19	56	0.93%	27.68%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2023	1.00%	4,484	$23.04	$103,306	5.40%	9.08%
2022	1.00%	4,095	21.12	86,506	5.49%	-10.45%
2021	1.00%	2,617	23.59	61,731	4.73%	3.34%
2020	1.00%	2,573	22.83	58,730	6.01%	2.29%
2019	1.00%	3	22.31	64	5.83%	12.38%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2023	1.00%	4,938	$26.79	$132,265	1.76%	7.96%
2022	1.00%	6,256	24.81	155,220	1.89%	-2.66%
2021	1.00%	6,688	25.49	170,444	2.22%	17.71%
2020	1.00%	6,271	21.65	135,781	3.25%	-0.85%
2019	1.00%	9	21.84	189	2.90%	23.85%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2023	1.00%	119,126	$9.90	$1,179,079	4.76%	3.82%
2022	1.00%	128,423	9.53	1,224,323	1.40%	0.45%
2021	1.00%	149,986	9.49	1,423,529	0.01%	-0.99%
2020	1.00%	152,698	9.59	1,463,732	0.28%	-0.71%
2019	1.00%	149	9.65	1,438	1.90%	0.88%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2023	1.00%	17,388	$3.58	$62,286	0.00%	2.00%
2022	1.00%	17,444	3.51	61,260	0.00%	-14.18%
2021	1.00%	17,390	4.09	71,159	0.20%	11.18%
2020	1.00%	18,696	3.68	68,810	0.26%	13.32%
2019	1.00%	28	3.25	92	0.04%	31.19%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2023	1.00%	7,818	$3.94	$30,777	0.04%	13.01%
2022	1.00%	7,822	3.48	27,247	0.07%	-15.30%
2021	1.00%	7,826	4.11	32,189	0.26%	21.64%
2020	1.00%	7,830	3.38	26,473	0.50%	7.86%
2019	1.00%	8	3.13	25	0.22%	23.79%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2023	1.00%	156,603	$3.61	$564,583	1.52%	7.97%
2022	1.00%	159,253	3.34	531,777	2.93%	-25.68%
2021	1.00%	159,781	4.49	717,913	2.76%	24.46%
2020	1.00%	160,505	3.61	579,436	4.28%	-13.19%
2019	1.00%	234	4.16	974	4.67%	21.78%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2023	1.00%	64,864	$2.54	$164,999	0.00%	45.49%
2022	1.00%	64,963	1.75	113,586	0.00%	-40.55%
2021	1.00%	63,080	2.94	185,514	0.00%	13.27%
2020	1.00%	98,033	2.60	254,527	0.00%	44.66%
2019	1.00%	101	1.79	182	0.00%	34.53%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2023	1.00%	35,263	$30.53	$1,076,446	2.13%	14.27%
2022	1.00%	36,598	26.71	977,682	1.25%	-17.23%
2021	1.00%	36,311	32.28	1,171,997	0.91%	16.03%
2020	1.00%	36,227	27.82	1,007,736	1.85%	13.17%
2019	1.00%	35	24.58	865	1.98%	21.37%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2023	1.00%	465,245	$13.12	$6,104,697	0.16%	16.90%
2022	1.00%	486,143	11.22	5,456,714	0.20%	-16.78%
2021	1.00%	503,613	13.49	6,792,249	0.32%	15.67%
2020	1.00%	568,916	11.66	6,633,633	0.07%	18.29%
2019	1.00%	660	9.86	6,505	0.20%	34.14%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2023	1.00%	8,802	$52.02	$457,927	0.19%	38.57%
2022	1.00%	9,105	37.54	341,807	0.19%	-34.21%
2021	1.00%	9,739	57.07	555,780	0.00%	21.67%
2020	1.00%	12,386	46.90	580,915	0.28%	38.01%
2019	1.00%	13	33.98	446	0.16%	35.80%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2023	1.00%	827,703	$7.41	$6,131,637	0.93%	25.52%
2022	1.00%	885,244	5.90	5,224,568	1.04%	-20.21%
2021	1.00%	950,741	7.40	7,032,569	0.52%	16.91%
2020	1.00%	992,994	6.33	6,282,446	0.73%	18.87%
2019	1.00%	1,063	5.32	5,656	1.00%	27.76%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2023	1.00%	214,913	$4.78	$1,026,928	1.52%	9.77%
2022	1.00%	218,873	4.35	952,735	1.76%	-9.51%
2021	1.00%	230,909	4.81	1,110,805	1.16%	12.45%
2020	1.00%	227,646	4.28	973,822	1.32%	15.14%
2019	1.00%	269	3.72	998	1.93%	25.75%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2023	1.00%	613,399	$9.76	$5,988,398	0.14%	41.75%
2022	1.00%	634,887	6.89	4,372,579	0.16%	-30.59%
2021	1.00%	672,278	9.92	6,670,372	0.10%	19.14%
2020	1.00%	721,447	8.33	6,008,482	0.41%	31.63%
2019	1.00%	763	6.33	4,825	0.46%	34.17%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2023	1.00%	2,565	$25.80	$66,164	1.11%	10.29%
2022	1.00%	2,754	23.39	64,422	1.31%	-6.50%
2021	1.00%	2,753	25.02	68,883	0.45%	18.54%
2020	1.00%	2,754	21.11	58,126	1.13%	-1.91%
2019	1.00%	4	21.52	86	1.13%	29.05%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	1.00%	12,235	$33.07	$404,638	4.78%	21.06%
2022	1.00%	12,845	27.32	350,892	3.33%	-15.96%
2021	1.00%	12,909	32.51	419,631	1.87%	4.42%
2020	1.00%	12,742	31.13	396,673	2.66%	-2.26%
2019	1.00%	13	31.85	406	0.90%	16.97%
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2023	1.00%	2,747	$20.88	$57,371	1.36%	14.73%
2022	1.00%	2,449	18.20	44,584	3.12%	-15.85%
2021	1.00%	2,918	21.63	63,131	0.73%	4.78%
2020	1.00%	5,240	20.65	108,186	2.46%	7.16%
2019	1.00%	4	19.27	72	0.35%	19.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2023	1.00%	105,663	$4.57	$483,138	0.00%	8.93%
2022	1.00%	105,069	4.20	441,024	0.00%	-16.36%
2021	1.00%	110,299	5.02	553,507	0.05%	18.68%
2020	1.00%	111,094	4.23	469,755	0.19%	5.70%
2019	1.00%	114	4.00	455	0.00%	28.63%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)
2023	1.00%	120	$28.00	$3,361	0.13%	23.19%
2022	1.00%	513	22.73	11,652	0.46%	-27.15%
2021	1.00%	513	31.20	15,993	0.16%	9.20%
2020	1.00%	513	28.57	14,655	0.83%	16.84%
2019	1.00%	1	24.45	13	0.60%	23.83%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2023	1.00%	1,871	$31.81	$59,524	2.16%	13.06%
2022	1.00%	1,871	28.14	52,648	1.54%	-9.01%
2021	1.00%	1,639	30.92	50,674	1.55%	25.54%
2020	1.00%	1,639	24.63	40,374	1.45%	6.60%
2019	1.00%	2	23.11	43	1.68%	30.28%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2023	1.00%	4,411	$47.63	$210,077	0.00%	42.59%
2022	1.00%	4,291	33.40	143,329	0.00%	-32.92%
2021	1.00%	4,434	49.79	220,751	0.00%	20.73%
2020	1.00%	4,457	41.24	183,817	0.02%	29.44%
2019	1.00%	4	31.86	123	0.36%	30.85%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2023	1.00%	2,269	$20.54	$46,612	5.33%	9.17%
2022	1.00%	2,662	18.81	50,087	6.87%	-14.58%
2021	1.00%	2,530	22.03	55,725	4.55%	0.32%
2020	1.00%	2,422	21.96	53,176	4.21%	6.25%
2019	1.00%	2	20.66	47	5.50%	13.25%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2023	1.00%	90,768	$5.68	$515,368	0.82%	15.17%
2022	1.00%	95,380	4.93	470,203	0.87%	-14.41%
2021	1.00%	94,706	5.76	545,480	0.74%	24.37%
2020	1.00%	91,493	4.63	423,709	1.15%	14.27%
2019	1.00%	92	4.05	375	1.60%	25.19%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2023	1.00%	138,324	$4.04	$558,453	0.97%	12.06%
2022	1.00%	140,891	3.60	507,585	1.32%	-10.34%
2021	1.00%	144,057	4.02	578,837	1.09%	27.74%
2020	1.00%	140,900	3.15	443,217	1.48%	1.68%
2019	1.00%	185	3.09	572	1.67%	21.27%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2023	1.00%	13,356	$11.48	$153,351	2.18%	14.82	%****
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2023	1.00%	479	$3.96	$1,899	0.00%	16.97%
2022	1.00%	2,943	3.39	9,962	0.00%	-29.44%
2021	1.00%	2,943	4.80	14,120	0.00%	11.87%
2020	1.00%	2,943	4.29	12,624	0.00%	38.59%
2019	1.00%	3	3.10	9	0.00%	31.43%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2023	1.00%	10,157	$4.53	$45,995	1.05%	9.90%
2022	1.00%	10,705	4.12	44,109	0.49%	-10.65%
2021	1.00%	14,440	4.61	66,593	0.65%	31.48%
2020	1.00%	12,859	3.51	45,104	1.30%	-3.59%
2019	1.00%	10	3.64	37	0.53%	15.58%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	1.00%	12,107	$45.93	$556,055	0.34%	25.64%
2022	1.00%	12,265	36.56	448,364	0.44%	-19.26%
2021	1.00%	12,177	45.28	551,359	0.38%	22.25%
2020	1.00%	12,359	37.04	457,743	0.61%	18.37%
2019	1.00%	13	31.29	420	0.60%	24.63%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	1.00%	137,442	$1.47	$202,053	4.57%	4.85%
2022	1.00%	138,166	1.40	193,722	3.85%	-6.13%
2021	1.00%	139,158	1.49	207,847	2.59%	-0.26%
2020	1.00%	139,953	1.50	209,579	2.36%	2.43%
2019	1.00%	141	1.46	206	1.99%	2.65%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2023	1.00%	194,214	$13.43	$2,607,717	1.71%	-2.56%
2022	1.00%	203,575	13.78	2,805,261	1.40%	-11.24%
2021	1.00%	217,816	15.53	3,381,687	1.26%	29.01%
2020	1.00%	230,248	12.03	2,770,977	5.51%	-8.18%
2019	1.00%	260	13.11	3,408	1.42%	-3.81%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2023	0.79%	2,078,332	$21.15	$43,965,135	0.00%	18.88%
2022	0.79%	2,232,641	17.80	39,730,282	0.00%	-23.17%
2021	0.79%	2,410,756	23.16	55,835,009	0.00%	28.65%
2020	0.79%	2,669,974	18.00	48,069,205	0.18%	-1.98%
2019	0.79%	2,960	18.37	54,367	0.76%	7.02%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	1.00%	1,526	$19.21	$29,327	2.99%	7.07%
2022	1.00%	1,526	17.95	27,391	7.78%	-12.72%
2021	1.00%	1,527	20.56	31,400	11.10%	15.08%
2020	1.00%	1,527	17.87	27,284	4.97%	6.94%
2019	1.00%	2	16.71	29	2.90%	10.78%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2023	1.00%	1,441	$18.42	$26,534	5.70%	9.99%
2022	1.00%	1,431	16.74	23,965	4.82%	-16.55%
2021	1.00%	1,652	20.07	33,151	4.49%	-3.53%
2020	1.00%	1,791	20.80	37,252	4.59%	5.64%
2019	1.00%	2	19.69	35	4.42%	13.63%
PIMCO Variable Insurance Trust - International Bond Portfolio(U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2023	1.00%	249	$17.64	$4,401	2.58%	7.93%
2022	1.00%	249	16.35	4,078	1.49%	-11.05%
2021	1.00%	249	18.38	4,584	1.58%	-2.93%
2020	1.00%	249	18.93	4,715	5.95%	4.51%
2019	1.00%	-	18.12	5	1.82%	5.94%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2023	1.00%	1,407	$14.32	$20,148	2.25%	4.21%
2022	1.00%	1,614	13.74	22,173	1.47%	-11.89%
2021	1.00%	2,263	15.59	35,277	4.98%	-5.11%
2020	1.00%	2,015	16.43	33,108	2.44%	9.02%
2019	1.00%	2	15.07	29	2.46%	5.07%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2023	1.00%	2,001	$21.22	$42,462	5.66%	11.09%
2022	1.00%	2,082	19.11	39,773	5.05%	-11.17%
2021	1.00%	2,540	21.51	54,626	4.45%	2.60%
2020	1.00%	4,561	20.96	95,618	4.83%	4.69%
2019	1.00%	5	20.02	90	4.89%	13.58%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	1.00%	4,524	$12.65	$57,222	3.58%	3.92%
2022	1.00%	4,952	12.17	60,273	1.63%	-6.68%
2021	1.00%	6,443	13.04	84,025	0.52%	-1.91%
2020	1.00%	6,414	13.30	85,277	1.20%	1.97%
2019	1.00%	7	13.04	94	2.77%	2.99%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2023	1.00%	11,962	$16.40	$196,149	2.38%	2.95%
2022	1.00%	11,165	15.93	177,830	2.05%	-29.58%
2021	1.00%	9,475	22.62	214,321	1.56%	-5.73%
2020	1.00%	10,275	23.99	246,534	1.67%	16.22%
2019	1.00%	8	20.64	173	2.06%	12.19%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2023	1.00%	206,462	$1.75	$361,774	2.98%	2.64%
2022	1.00%	218,267	1.71	372,619	7.00%	-12.78%
2021	1.00%	220,163	1.96	430,924	5.02%	4.54%
2020	1.00%	273,050	1.87	511,252	1.43%	10.60%
2019	1.00%	287	1.69	487	1.67%	7.36%
PIMCO Variable Insurance Trust - CommodityRealReturn(R)Strategy Portfolio: Administrative Class (PMVRSA)
2023	1.00%	2	$7.53	$18	16.04%	-8.77%
2022	1.00%	2	8.26	20	30.15%	7.54%
2021	1.00%	2	7.68	18	7.41%	32.02%
2020	1.00%	2	5.82	12	6.43%	0.34%
2019	1.00%	-	5.80	-	1.95%	10.32%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2023	1.00%	271,257	$1.72	$465,290	3.56%	4.87%
2022	1.00%	292,735	1.64	478,801	2.62%	-15.15%
2021	1.00%	301,187	1.93	580,593	1.82%	-2.25%
2020	1.00%	294,562	1.97	580,885	2.19%	7.57%
2019	1.00%	552	1.83	1,012	2.96%	7.28%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	1.00%	923	$12.72	$11,747	4.46%	4.84%
2022	1.00%	908	12.13	11,021	1.57%	-1.14%
2021	1.00%	1,582	12.27	19,414	0.95%	-1.05%
2020	1.00%	5,534	12.40	68,644	1.25%	1.22%
2019	1.00%	5	12.25	67	2.38%	1.77%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2023	1.00%	73,604	$4.43	$325,829	0.00%	17.60%
2022	1.00%	71,695	3.76	269,872	0.00%	-23.21%
2021	1.00%	75,078	4.90	368,003	0.00%	28.69%
2020	1.00%	76,617	3.81	291,831	0.00%	22.56%
2019	1.00%	74	3.11	230	0.00%	18.36%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2023	1.00%	63,277	$5.27	$333,420	0.90%	24.68%
2022	1.00%	62,642	4.23	264,742	0.40%	-10.10%
2021	1.00%	61,884	4.70	290,914	1.43%	27.54%
2020	1.00%	62,652	3.69	230,934	0.80%	-8.08%
2019	1.00%	92	4.01	368	0.68%	17.49%
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2023	1.00%	94,053	$3.45	$324,879	2.33%	19.61%
2022	1.00%	106,389	2.89	307,232	1.52%	14.96%
2021	1.00%	114,208	2.51	286,901	0.69%	20.85%
2020	1.00%	122,043	2.08	253,682	2.48%	-3.37%
2019	1.00%	155	2.15	333	0.26%	11.34%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2023	1.00%	6,342	$2.12	$13,468	4.22%	10.30%
2022	1.00%	6,092	1.93	11,729	4.44%	-7.85%
2021	1.00%	6,546	2.09	13,678	4.94%	-5.01%
2020	1.00%	7,517	2.20	16,533	7.36%	7.84%
2019	1.00%	7	2.04	15	0.39%	11.50%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	1.00%	115,413	2.56	294,920	3.58%	8.68%
2022	1.00%	117,859	2.35	277,108	0.28%	-25.13%
2021	1.00%	128,942	3.14	404,905	0.92%	-12.75%
2020	1.00%	128,446	3.60	462,267	2.04%	16.08%
2019	1.00%	138	3.10	428	0.45%	29.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units*****	Unit Fair Value	Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	1.00%	37,746	3.58	135,233	2.76%	-4.54%
2022	1.00%	38,810	3.75	145,660	1.52%	7.32%
2021	1.00%	35,213	3.50	123,150	0.42%	17.74%
2020	1.00%	37,207	2.97	110,519	0.95%	17.93%
2019	1.00%	36	2.52	92	0.00%	10.76%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the year 2019 and is presented unrounded for 2020 – 2023, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2023 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 19, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2023	2022
Admitted assets
Invested assets
Bonds	$512,430	$437,698
Stocks	12,393	20,148
Mortgage loans, net of allowance	1,802	4,354
Policy loans	4,286	4,592
Cash, cash equivalents and short-term investments	10,527	52,200

Total invested assets	$541,438	$518,992
Accrued investment income	5,349	4,847
Deferred federal income tax assets, net	9,697	13,329
Current federal income tax recoverable	10,734	522
Other assets	8,437	9,196
Separate account assets	10,358,818	8,958,380

Total admitted assets	$10,934,473	$9,505,266

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$278,258	$281,545
Funds withheld and other payables on reinsurance	119,633	127,351
Asset valuation reserve	4,009	3,833
Reinsurance in unauthorized company	9,928	—
Other liabilities	21,959	15,248
Separate account liabilities	10,358,818	8,958,380

Total liabilities	$10,792,605	$9,386,357

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Special surplus funds	503	—
Additional paid-in capital	42,165	42,165
Unassigned surplus	94,191	71,735

Total capital and surplus	$141,868	$118,909

Total liabilities, capital and surplus	$10,934,473	$9,505,266

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2023	2022	2021
Revenues
Premiums and annuity considerations	$901,655	$931,511	$1,388,558
Net investment income	22,311	17,308	16,894
Policyholder fee income	23,241	23,179	23,575
Other revenues	1,854	2,053	2,329

Total revenues	$949,061	$974,051	$1,431,356

Benefits and expenses
Benefits to policyholders and beneficiaries	$817,326	$676,536	$643,229
Decrease in reserves for future policy benefits and claims	(9,017)	(6,685)	(2,225)
Net transfers to separate accounts	104,692	272,767	758,484
Decrease in funds withheld	4,944	5,926	7,530
Other expenses	4,428	6,270	4,560

Total benefits and expenses	$922,373	$954,814	$1,411,578

Income before federal income tax (benefit) expense and net realized capital (losses) gains on investments	$26,688	$19,237	$19,778
Federal income tax (benefit) expense	(9,917)	1,957	1,954

Income before net realized capital (losses) gains on investments	$36,605	$17,280	$17,824
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of ($174), $81 and $322 in 2023, 2022 and 2021, respectively, and excluding ($1,248), $18 and $106 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(935)	(52)	150

Net income	$35,670	$17,228	$17,974

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$5,009	$—	$42,165	$34,605	$81,779

Cumulative effect of change in accounting principle	—	—	—	597	597

Balance as of January 1, 2021	$5,009	$—	$42,165	$35,202	$82,376

Net income	—	—	—	17,974	17,974
Change in asset valuation reserve	—	—	—	(235)	(235)
Change in net unrealized capital gains and losses net of tax expense of $54	—	—	—	(229)	(229)
Change in deferred income taxes	—	—	—	2,071	2,071
Change in nonadmitted assets	—	—	—	638	638

Balance as of December 31, 2021	$5,009	$—	$42,165	$55,421	$102,595

Net income	—	—	—	17,228	17,228
Change in asset valuation reserve	—	—	—	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	—	—	—	(578)	(578)
Change in deferred income taxes	—	—	—	2,756	2,756
Change in nonadmitted assets	—	—	—	(2,923)	(2,923)

Balance as of December 31, 2022	$5,009	$—	$42,165	$71,735	$118,909

Net income	—	—	—	35,670	35,670
Change in asset valuation reserve	—	—	—	(176)	(176)
Change in net unrealized capital gains and losses net of tax expense of $49	—	—	—	1,001	1,001
Change in deferred income taxes	—	—	—	(6,435)	(6,435)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	—	503	—	2,324	2,827
Change in liability for reinsurance in unauthorized company	—	—	—	(9,928)	(9,928)

Balance as of December 31, 2023	$5,009	503	$42,165	$94,191	$141,868

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2023	2022	2021
Cash flows from operating activities
Premiums collected, net of reinsurance	$901,655	$931,511	$1,388,558
Net investment income	21,055	15,582	16,715
Other revenue	24,983	24,197	24,947
Policy benefits and claims paid	(817,922)	(676,675)	(642,124)
Commissions, operating expenses and taxes, other than federal income tax paid	(8,291)	(12,304)	(12,442)
Net transfers to separate accounts	(104,668)	(272,722)	(758,546)
Federal income taxes paid	(122)	(1,092)	(1,306)

Net cash provided by operating activities	$16,690	$8,497	$15,802

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$43,820	$25,470	$53,090
Mortgage loans	2,552	1,620	1,923
Other invested assets	2	—	141

Investment proceeds	$46,374	$27,090	$55,154

Cost of investments acquired
Bonds and stocks	$(111,362)	$(70,724)	$(16,971)

Investments acquired	$(111,362)	$(70,724)	$(16,971)

Net decrease in policy loans	$295	$243	$412

Net cash (used in) provided by investing activities	$(64,693)	$(43,391)	$38,595

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$5,745	$17,139	$9,606
Net change in borrowed money	—	(17,936)	(15,796)
Other cash provided (used)	585	(15,720)	5,384

Net cash provided by (used in) financing activities and other miscellaneous sources	$6,330	$(16,517)	$(806)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(41,673)	$(51,411)	$53,591
Cash, cash equivalents and short-term investments at beginning of year	52,200	103,611	50,020

Cash, cash equivalents and short-term investments at end of year	$10,527	$52,200	$103,611

Non-cash activities
Exchange of bond investments	$26,508	$—	$—

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

As of December 31, 2023, the Company is licensed in all states and the District of Columbia, except New York and is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). Prior to October 1, 2023, the Company was a wholly-owned subsidiary of Jefferson National Financial Corporation (“JNFC”), a former holding company and wholly-owned subsidiary of NLIC. Effective October 1, 2023, JNFC was merged with and into NLIC resulting in the Company becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain corporate bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in four mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 13.33% to 30.77% as of December 31, 2023. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to the Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2023, the Company has $503 of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $597 as of January 1, 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Subsequent Events

The Company evaluated subsequent events through April 19, 2024, the date the statutory financial statements were issued.

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,189	$—	$2,189	0%
At book value less current surrender charge of 5% or more	158	—	—	158	0%
At fair value	—	—	10,328,097	10,328,097	97%

Total with market value adjustment or at fair value	$158	$2,189	$10,328,097	$10,330,444	97%
At book value without adjustment (minimal or no charge or adjustment)	278,734	—	—	278,734	3%
Not subject to discretionary withdrawal	14,906	—	343	15,249	0%

Total, gross	$293,798	$2,189	$10,328,440	$10,624,427	100%
Less: Reinsurance ceded	(125,185)	—	—	(125,185)

Total, net	$168,613	$2,189	$10,328,440	$10,499,242

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$133	$—	$—	$133

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,422	$—	$2,422	0%
At book value less current surrender charge of 5% or more	977	—	—	977	0%
At fair value	—	—	8,930,447	8,930,447	97%

Total with market value adjustment or at fair value	$977	$2,422	$8,930,447	$8,933,846	97%
At book value without adjustment (minimal or no charge or adjustment)	293,333	—	—	293,333	3%
Not subject to discretionary withdrawal	13,911	—	333	14,244	0%

Total, gross	$308,221	$2,422	$8,930,780	$9,241,423	100%
Less: Reinsurance ceded	(131,163)	—	—	(131,163)

Total, net	$177,058	$2,422	$8,930,780	$9,110,260

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$337	$—	$—	$337

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$—	$28,094	$28,094	39%

Total with market value adjustment or at fair value	$—	$28,094	$28,094	39%
At book value without adjustment (minimal or no charge or adjustment)	44,863	—	44,863	61%

Total, gross	$44,863	$28,094	$72,957	100%
Less: Reinsurance ceded	(1,103)	—	(1,103)

Total, net	$43,760	$28,094	$71,854

December 31, 2022
Subject to discretionary withdrawal:
At fair value	$—	$25,059	$25,059	36%

Total with market value adjustment or at fair value	$—	$25,059	$25,059	36%
At book value without adjustment (minimal or no charge or adjustment)	45,519	—	45,519	64%

Total, gross	$45,519	$25,059	$70,578	100%
Less: Reinsurance ceded	(1,173)	—	(1,173)

Total, net	$44,346	$25,059	$69,405

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$61,920	81%
Not subject to discretionary withdrawal	14,418	19%

Total, gross	$76,338	100%
Less: Reinsurance ceded	(10,453)

Total, net	$65,885

December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$55,469	79%
Not subject to discretionary withdrawal	14,980	21%

Total, gross	$70,449	100%
Less: Reinsurance ceded	(10,309)

Total, net	$60,140

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$197,919	$207,965
Supplemental contracts with life contingencies, net	14,454	13,440
Deposit-type contracts	65,885	60,140

Subtotal	$278,258	$281,545

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	10,358,723	8,958,260

Subtotal	$10,358,723	$8,958,260

Total annuity actuarial reserves and deposit fund liabilities, net	$10,636,981	$9,239,805

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$85,101	$149,223	$152,284

Subtotal	$85,101	$149,223	$152,284
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	4,773
Accidental death benefits	—	—	8
Disability - active lives	—	—	25
Disability - disabled lives	—	—	2,976
Miscellaneous reserves	—	—	1,688

Total, gross	$85,101	$149,223	$161,754
Less: reinsurance ceded	(85,101)	(149,223)	(161,754)

Total, net	$—	$—	$—

December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$89,583	$157,341	$160,766

Subtotal	$89,583	$157,341	$160,766
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,474
Accidental death benefits	—	—	9
Disability - active lives	—	—	31
Disability - disabled lives	—	—	3,098
Miscellaneous reserves	—	—	1,836

Total, gross	$89,583	$157,341	$171,214
Less: reinsurance ceded	(89,583)	(157,341)	(171,214)

Total, net	$—	$—	$—

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)

Product / Transaction:
Variable annuities	$10,358,818	$—	$8,958,380	$—

Total	$10,358,818	$—	$8,958,380	$—

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2023
Premiums, considerations or deposits	$—	$897,590	$897,590

Reserves
For accounts with assets at:
Fair value	$2,189	$10,356,534	$10,358,723

Total reserves[1]	$2,189	$10,356,534	$10,358,723

By withdrawal characteristics:
With market value adjustment	$2,189	$—	$2,189
At fair value	—	10,356,191	10,356,191

Subtotal	$2,189	$10,356,191	$10,358,380
Not subject to discretionary withdrawal	—	343	343

Total reserves[1]	$2,189	$10,356,534	$10,358,723

1

The total reserves balance does not equal the liabilities related to separate accounts of $10,358,818 in the statutory statements of admitted assets, liabilities, capital and surplus by $95, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2022
Premiums, considerations or deposits	$—	$934,121	$934,121

Reserves
For accounts with assets at:
Fair value	$2,422	$8,955,839	$8,958,261

Total reserves[1]	$2,422	$8,955,839	$8,958,261

By withdrawal characteristics:
With market value adjustment	$2,422	$—	$2,422
At fair value	—	8,955,506	8,955,506

Subtotal	$2,422	$8,955,506	$8,957,928
Not subject to discretionary withdrawal	—	333	333

Total reserves[1]	$2,422	$8,955,839	$8,958,261

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,958,380 in the statutory statements of admitted assets, liabilities, capital and surplus by $119, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

(in thousands)	2023	December 31, 2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$897,590	$934,121	$1,384,256
Transfers from separate accounts	(795,025)	(661,634)	(628,075)

Net transfers to separate accounts	$102,565	$272,487	$756,181
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	2,321	(4,557)	2,713
Other miscellaneous adjustments not included in the general account balance	(194)	4,837	(410)

Net transfers as reported in the statutory statements of operations	$104,692	$272,767	$758,484

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$9,911	$—	$476	$9,435
Political subdivisions and special revenues	12,687	1	669	12,019
Industrial and miscellaneous	402,715	3,458	15,763	390,410
Loan-backed and structured securities	87,117	593	6,215	81,495

Total bonds	$512,430	$4,052	$23,123	$493,359

Common stocks unaffiliated	50	—	—	50
Preferred stocks unaffiliated	4,760	—	—	4,760

Total unaffiliated stocks[1]	$4,810	$—	$—	$4,810

Total bonds and unaffiliated stocks	$517,240	$4,052	$23,123	$498,169

December 31, 2022
Bonds:
U.S. Government	$9,888	$—	$649	$9,239
Political subdivisions and special revenues	13,343	1	794	12,550
Industrial and miscellaneous	336,051	91	26,294	309,848
Loan-backed and structured securities	78,416	256	7,376	71,296

Total bonds	$437,698	$348	$35,113	$402,933

Common stocks unaffiliated	6,560	—	—	6,560
Preferred stocks unaffiliated	6,820	—	—	6,820

Total unaffiliated stocks[1]	$13,380	$—	$—	$13,380

Total bonds and unaffiliated stocks	$451,078	$348	$35,113	$416,313

1	Excludes affiliated common stocks with a carrying value of $7,583 and $6,768 as of December 31, 2023 and 2022, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $10,241 and $11,990 as of December 31, 2023 and 2022, respectively.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value

Bonds:
Due in one year or less	$13,364	$13,223
Due after one year through five years	220,572	216,273
Due after five years through ten years	82,452	82,353
Due after ten years	108,925	100,015

Total bonds excluding loan-backed and structured securities	$425,313	$411,864
Loan-backed and structured securities	87,117	81,495

Total bonds	$512,430	$493,359

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S Government	$—	$—	$9,435	$476	$9,435	$476
Political subdivisions and special revenues	2,650	10	9,117	659	11,767	669
Industrial and miscellaneous	41,792	79	239,843	15,684	281,635	15,763
Loan-backed and structured securities	5,886	74	55,880	6,141	61,766	6,215

Total bonds	$50,328	$163	$314,275	$22,960	$364,603	$23,123

Preferred stocks unaffiliated	$—	$—	$789	$211	$789	$211

Total bonds and stocks	$50,328	$163	$315,064	$23,171	$365,392	$23,334

December 31, 2022
Bonds:
U.S Government	$7,852	$530	$1,388	$119	$9,240	$649
Political subdivisions and special revenues	8,142	775	3,657	19	11,799	794
Industrial and miscellaneous	281,411	21,646	20,303	4,648	301,714	26,294
Loan-backed and structured securities	58,192	5,475	11,278	1,901	69,470	7,376

Total bonds	$355,597	$28,426	$36,626	$6,687	$392,223	$35,113

Preferred stocks unaffiliated	$5,165	$295	$167	$—	$5,332	$295

Total bonds and stocks	$360,762	$28,721	$36,793	$6,687	$397,555	$35,408

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2023
Apartment	$561	$—	$561
Industrial	112	—	112
Office	7	—	7
Retail	1,122	—	1,122
Other	—	—	—

Total	$1,802	$—	$1,802

Weighted average ratio	34%	n/a	34%

December 31, 2022
Apartment	$612	$—	$612
Industrial	764	—	764
Office	379	—	379
Retail	2,362	—	2,362
Other	237	—	237

Total	$4,354	$—	$4,354

Weighted average ratio	40%	n/a	40%

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 29.7% and 21.5%, respectively, in a geographic region in the U.S. and no more than 13.9% and 11.2%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2023 and 2022. The Company had no valuation allowance on mortgage loans as of December 31, 2023 and 2022. As of December 31, 2023 and 2022, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments, or any amounts advanced and not included in the mortgage loan portfolio.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Bonds	$19,917	$16,730	$16,898
Preferred stock	339	429	505
Common stock	222	67	19
Mortgage loans	169	299	415
Policy loans	270	296	293
Other	1,867	273	3

Gross investment income	$22,784	$18,094	$18,133
Interest expense	—	(218)	(675)
Investment expenses	(473)	(568)	(564)

Net investment income	$22,311	$17,308	$16,894

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $5,349 and $4,847, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Gross gains on sales	$38	$143	$1,038
Gross losses on sales	(1,320)	(96)	(460)

Net realized (losses) gains on sales	$(1,282)	$47	$578
Other-than-temporary impairments	(1,075)	—	—

Total net realized capital (losses) gains	$(2,357)	$47	$578
Tax (benefit) expense	(174)	81	322

Net realized capital (losses) gains, net of tax	$(2,183)	$(34)	$256
Less: Realized (losses) gains transferred to the IMR	(1,248)	18	106

Net realized capital (losses) gains, net of tax and transfers to the IMR	$(935)	$(52)	$150

For the years ended December 31, 2023 and 2022, all gross realized gains and losses on sales were related to bonds. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $881 and $460, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023 and 2022:

(in thousands) December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Preferred stocks unaffiliated	$—	$4,760	$—	$4,760
Common stocks unaffiliated	—	50	—	50
Separate account assets	10,358,818	—	—	10,358,818

Assets at fair value	$10,358,818	$4,810	$—	$10,363,628

December 31, 2022
Assets
Bonds	$—	$152	$—	$152
Preferred stocks unaffiliated	—	6,820	—	6,820
Common stocks unaffiliated	—	6,560	—	6,560
Separate account assets	8,958,380	—	—	8,958,380

Assets at fair value	$8,958,380	$13,532	$—	$8,971,912

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value

December 31, 2023
Assets
Bonds[1]	$9,435	$474,671	$9,253	$493,359	$512,430
Mortgage loans, net of allowance	—	—	1,802	1,802	1,802
Policy loans	—	—	4,286	4,286	4,286
Cash, cash equivalents and short-term investments	(6,011)	16,538	—	10,527	10,527

Total assets	$3,424	$491,209	$15,341	$509,974	$529,045

December 31, 2022
Assets
Bonds[1]	$9,239	$383,854	$9,688	$402,781	$437,546
Mortgage loans, net of allowance	—	—	4,354	4,354	4,354
Policy loans	—	—	4,592	4,592	4,592
Cash, cash equivalents and short-term investments	40,800	11,400	—	52,200	52,200

Total assets	$50,039	$395,254	$18,634	$463,927	$498,692

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$27,250	$87	$27,337
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$27,250	$87	$27,337
Less: Deferred tax assets nonadmitted	17,413	—	17,413

Net admitted deferred tax assets	$9,837	$87	$9,924
Less: Deferred tax liabilities	9	218	227

Net admitted deferred tax assets (liabilities)	$9,828	$(131)	$9,697

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$34,113	$54	$34,167
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$34,113	$54	$34,167
Less: Deferred tax assets nonadmitted	20,265	—	20,265

Net admitted deferred tax assets	$13,848	$54	$13,902
Less: Deferred tax liabilities	481	92	573

Net admitted deferred tax assets (liabilities)	$13,367	$(38)	$13,329

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2023	2022	Change
Adjusted gross deferred tax assets	$27,337	$34,167	$(6,830)
Total deferred tax liabilities	227	573	(346)

Net deferred tax assets	$27,110	$33,594	$(6,484)
Less: Tax effect of unrealized gains and losses			(49)

Change in deferred income tax			$(6,435)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in thousands)	Ordinary	Capital	Total

Federal income taxes recoverable through loss carryback	$—	$10	$10
Adjusted gross deferred tax assets expected to be realized[1]	9,668	19	9,687
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	169	58	227

Admitted deferred tax assets	$9,837	$87	$9,924

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$16	$16
Adjusted gross deferred tax assets expected to be realized[1]	13,313	—	13,313
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	535	38	573

Admitted deferred tax assets	$13,848	$54	$13,902

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $19,826 and $15,837, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $132,171 and $105,580 as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,812% and 1,598% as of December 31, 2023 and 2022, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2023 and 2022.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2023	2022	Change

Deferred tax assets
Ordinary:
Future policy benefits and claims	$406	$473	$(67)
Deferred acquisition costs	25,896	25,615	281
Net operating loss carry-forward	862	1,294	(432)
Tax credit carry-forward	—	6,647	(6,647)
Other	86	84	2

Subtotal	$27,250	$34,113	$(6,863)

Nonadmitted	$17,413	$20,265	$(2,852)

Admitted ordinary deferred tax assets	$9,837	$13,848	$(4,011)

Capital:
Investments	$87	$54	$33

Subtotal	$87	$54	$33

Nonadmitted	$—	$—	$—

Admitted capital deferred tax assets	$87	$54	$33

Admitted deferred tax assets	$9,924	$13,902	$(3,978)

Deferred tax liabilities
Ordinary:
Investments	$9	$16	$(7)
Future policy benefits and claims	—	465	(465)

Subtotal	$9	$481	$(472)

Capital:
Investments	$218	$92	$126

Subtotal	$218	$92	$126

Deferred tax liabilities	$227	$573	$(346)

Net deferred tax assets	$9,697	$13,329	$(3,632)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Current income tax (benefit) expense	$(10,091)	$2,038	$2,276
Change in deferred income tax (without tax on unrealized gains and losses)	6,435	(2,756)	(2,071)

Total income tax (benefit) expense reported	$(3,656)	$(718)	$205

Income before income and capital gains (losses) taxes	$25,579	$19,266	$20,250
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$5,372	$4,046	$4,253
Decrease in actual tax reported resulting from:
Dividends received deduction	(6,645)	(1,827)	(3,023)
Amortization of interest maintenance reserve	(353)	(138)	(167)
Tax credits	(2,030)	(2,726)	(926)
Other	—	(73)	68

Total income tax (benefit) expense reported	$(3,656)	$(718)	$205

The Company incurred an immaterial amount in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in thousands)	Amount	Origination	Expiration

Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Assignment Company
AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Co. of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Financial Corporation	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company	Retention Alternatives Ltd. In Respect of Cell No. 1
Jefferson National Life Insurance Company of New York	Segregated Account
Lone Star General Agency, Inc.	Scottsdale Indemnity Company
National Casualty Company	Scottsdale Insurance Company
Nationwide Advantage Mortgage Company	Scottsdale Surplus Lines Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	Veterinary Pet Insurance Company
Nationwide Assurance Company	Victoria Fire & Casualty Company
Nationwide Cash Management Company	Victoria Select Insurance Company
Nationwide Corporation	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(8)	Federal Home Loan Bank Advances

Effective August 21, 2023, the Company terminated its membership in the Federal Home Loan Bank (“FHLB”) of Dallas. Prior to August 21, 2023, through its membership, the Company had pledged collateral to secure borrowed funds from FHLB of Dallas. The Company used these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings were in the form of advances, thus borrowings followed SSAP No. 15, Debt and Holding Company Obligations. Membership required the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company had no membership or activity stock, and an immaterial amount of excess stock as of December 31, 2023. The Company had a combined $6,560 in membership and excess stock and as part of the agreement, did not purchase or hold any additional amounts in activity stock as of December 31, 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had no outstanding advances from the FHLB as of December 31, 2023 and 2022.

(9)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $179,035 and $187,859 as of December 31, 2023 and 2022, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $120,074 and $126,256 as of December 31, 2023 and 2022, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2023, 2022 and 2021, the Company’s operating expenses allocated under these agreements were $21,696, $21,366 and $23,026, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were immaterial as of December 31, 2023 and 2022 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $11,045 and $6,452 as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company had entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulated that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agreed to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulated that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Paymaster and Distribution Agreements were assumed by NISC as part of the merger. The total amounts reimbursed in 2023, 2022 and 2021 under these agreements were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $16,538 and $11,399 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $13,451 and $9,986, respectively, of cash equivalents, with the remaining amounts in short-term investments.

During 2023, the Company sold a bond with book adjusted carrying value of $13,257 to NLIC for cash, which resulted in an immaterial realized loss.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2023 was $141,868 and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2023 was $26,688. As of January 1, 2024, the Company had the ability to pay dividends of $14,187 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair Value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. government and agencies	$9,911	$9,435	$9,911
Obligations of states and political subdivisions	12,687	12,019	12,687
Public utilities	51,200	49,924	51,200
All other corporate, mortgage-backed and asset-backed securities	438,632	421,981	438,632

Total bonds	$512,430	$493,359	$512,430
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	50	50	50
Nonredeemable preferred stocks	4,868	4,760	4,760

Total stocks[1]	$4,918	$4,810	$4,810
Mortgage loans	1,802		1,802
Cash, cash equivalents and short-term investments	10,527		10,527
Policy loans[2]	4,566		4,286

Total invested assets	$534,243		$533,855

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $7,583 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $280 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV Reinsurance

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023
Life insurance in force	$862,903	$(862,903)	$—	$—	—
Life insurance premiums[1]	$10,457	$(10,457)	$—	$—	—

2022
Life insurance in force	$931,832	$(931,832)	$—	$—	—
Life insurance premiums[1]	$12,004	$(12,004)	$—	$—	—

2021
Life insurance in force	$996,707	$(996,707)	$—	$—	—
Life insurance premiums[1]	$12,554	$(12,554)	$—	$—	—

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.